UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04015
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance AMT-Free Municipal Income Fund Semiannual Report June 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2012
Eaton Vance
AMT-Free Municipal Income Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	27

Officers and Trustees	30

Important Notices	31

Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2012
Performance1,2

Portfolio Manager Cynthia J. Clemson

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	1/6/1998	7.45%	14.16%	3.66%	4.70%	—
Class A with 4.75% Maximum Sales Charge	—	2.35	8.80	2.66	4.20	—
Class B at NAV	1/14/1998	7.09	13.38	2.89	3.94	—
Class B with 5% Maximum Sales Charge	—	2.09	8.38	2.55	3.94	—
Class C at NAV	5/2/2006	7.08	13.37	2.89	—	3.15%
Class C with 1% Maximum Sales Charge	—	6.08	12.37	2.89	—	3.15
Class I at NAV	3/16/1978	7.66	14.54	3.92	4.97	—
Barclays Capital Municipal Bond Index	—	3.66%	9.90%	5.95%	5.27%	—
Barclays Capital Long (22+) Municipal Bond Index	—	6.56	15.62	5.66	5.98	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I

Gross			0.97%	1.73%	1.73%	0.72%
Net of Interest Expense			0.85	1.61	1.61	0.60

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I

Distribution Rate			4.15%	3.42%	3.41%	4.39%
Taxable-Equivalent Distribution Rate			6.38	5.26	5.25	6.75
SEC 30-day Yield			2.79	2.20	2.18	3.18
Taxable-Equivalent SEC 30-day Yield			4.29	3.38	3.35	4.89

% Total Leverage[5]

Residual Interest Bond (RIB)	12.18%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2012
Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows: 6

AAA	18.3%	BB	1.4%
AA	39.7	B	0.2
A	23.5	Not Rated	4.3
BBB	12.6

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance
AMT-Free Municipal Income Fund
June  30, 2012
Endnotes and Additional Disclosures

[1]	Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Capital Long (22+) Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the fund, which may differ.

[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility at NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality.

Fund profile subject to change due to active management.

4

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 – June 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(1/1/12)	(6/30/12)	(1/1/12 – 6/30/12)	Ratio

Actual
Class A	$1,000.00	$1,074.50	$4.80	0.93%
Class B	$1,000.00	$1,070.90	$8.65	1.68%
Class C	$1,000.00	$1,070.80	$8.65	1.68%
Class I	$1,000.00	$1,076.60	$3.51	0.68%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.67	0.93%
Class B	$1,000.00	$1,016.50	$8.42	1.68%
Class C	$1,000.00	$1,016.50	$8.42	1.68%
Class I	$1,000.00	$1,021.50	$3.42	0.68%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2011.

5

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 115.6%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 3.0%

Idaho Bond Bank Authority, 5.25%, 9/15/25	$1,160	$1,359,358
Idaho Bond Bank Authority, 5.375%, 9/15/27	1,555	1,822,024
New York, NY, Environmental Facilities Corp., 5.00%, 10/15/35	100	113,693
New York, NY, Environmental Facilities Corp., 5.00%, 10/15/35(1)	9,900	11,255,607

		$14,550,682

Education — 8.6%

Alexandria, VA, Industrial Development Authority, (Episcopal High School), 3.75%, 1/1/30	$1,640	$1,663,222
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	9,990	10,916,373
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	11,000	13,239,490
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	4,110	4,755,229
New York Dormitory Authority, (State University Educational Facilities), 4.00%, 5/15/28	2,470	2,611,457
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,530	1,757,021
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,265	1,430,057
University of Virginia, 5.00%, 6/1/40	4,475	5,011,329

		$41,384,178

Electric Utilities — 4.8%

Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,630	$1,669,234
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	4,089,747
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	1,000	1,162,030
Sam Rayburn Municipal Power Agency, TX, 6.00%, 10/1/21	2,000	2,015,720
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(1)	7,000	7,758,310
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	5,505	6,157,398

		$22,852,439

Escrowed / Prerefunded — 3.0%

Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	$10,000	$9,303,800
Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	6,000	4,824,780

		$14,128,580

General Obligations — 20.4%

Bonneville and Bingham Counties, ID, Joint School District No. 93, 5.00%, 9/15/30	$135	$159,698
Bonneville and Bingham Counties, ID, Joint School District No. 93, 5.00%, 9/15/31	80	94,018
Buffalo-Hanover-Montrose, MN, Independent School District No. 877, 4.00%, 2/1/23	370	423,469
Buffalo-Hanover-Montrose, MN, Independent School District No. 877, 4.00%, 2/1/24	205	230,736
California, 5.00%, 10/1/41	500	531,765
California, 5.00%, 4/1/42	3,525	3,755,852
California, 5.25%, 10/1/29	560	637,594
California, 5.25%, 10/1/32	3,480	3,903,621
Charleston County, SC, 4.00%, 11/1/28	720	795,218
Charleston County, SC, 4.00%, 11/1/29	225	246,755
Charleston County, SC, School District, 4.00%, 2/1/24	1,295	1,479,835
Clackamas County, OR, School District No. 46, 0.00%, 6/15/32	2,350	1,122,713
Clackamas County, OR, School District No. 46, 0.00%, 6/15/33	5,880	2,690,453
Clackamas County, OR, School District No. 46, 0.00%, 6/15/34	8,500	3,714,670
Clackamas County, OR, School District No. 46, 0.00%, 6/15/36	4,630	1,832,878
Clark County, NV, 5.00%, 6/1/38(1)	10,000	10,743,200
Denver City and County, CO, School District No. 1, 4.00%, 12/1/26	780	845,325
Denver City and County, CO, School District No. 1, 4.00%, 12/1/28	395	421,682
Deschutes and Jefferson Counties, OR, School District No. 2J, 0.00%, 6/15/24	1,425	1,008,287
Deschutes and Jefferson Counties, OR, School District No. 2J, 0.00%, 6/15/25	3,700	2,499,609
Fort Bend County, TX, 5.00%, 3/1/32(2)	2,500	2,866,100
Hawaii, 5.00%, 12/1/30	1,925	2,257,024
Hawaii, 5.00%, 12/1/31	1,000	1,165,300
Honolulu City and County, HI, 5.25%, 8/1/33	1,245	1,481,089
Honolulu City and County, HI, 5.25%, 8/1/34	1,525	1,796,816
Howell Public Schools, MI, 4.00%, 5/1/23	160	175,096
Howell Public Schools, MI, 4.25%, 5/1/24	200	219,690
Howell Public Schools, MI, 4.25%, 5/1/25	245	266,536
Howell Public Schools, MI, 4.50%, 5/1/26	190	209,771

See Notes to Financial Statements.
6

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

General Obligations (continued)

Howell Public Schools, MI, 4.50%, 5/1/28	$225	$244,071
Louisiana, 4.00%, 8/1/30(1)	3,680	3,859,142
Louisiana, 4.00%, 8/1/31(1)	3,660	3,815,916
Newton, MA, 5.00%, 4/1/39	1,610	1,798,724
Ohio, 4.00%, 2/1/28	620	660,095
Ohio, 4.00%, 2/1/29	310	328,287
Ohio, 4.00%, 2/1/30	590	620,061
Oregon, 4.00%, 8/1/27	105	116,132
Oregon, 4.00%, 8/1/28	115	126,576
Oregon, 4.00%, 8/1/29	50	54,666
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/39	2,500	2,891,825
Richardson, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/32	2,530	2,908,943
Richardson, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/33	1,930	2,212,745
Richardson, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/34	965	1,102,445
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	1,565	1,107,347
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	1,605	1,084,290
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	1,615	1,044,647
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(3)	7,700	8,637,475
South Carolina, 3.25%, 8/1/30	2,330	2,350,108
Washington, 4.00%, 7/1/26	2,350	2,549,703
Washington, 4.00%, 7/1/27	2,510	2,698,576
Washington, 4.00%, 7/1/28	2,475	2,640,107
Washington, 5.25%, 2/1/36(1)	6,000	6,914,700

		$97,341,381

Health Care – Miscellaneous — 0.3%

Suffolk County, NY, Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class B, 7.50%, 9/1/15	$135	$135,722
Suffolk County, NY, Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class D, 7.50%, 9/1/15	100	100,535
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(4)	138	138,745
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(4)	487	489,041
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(4)	580	582,192

		$1,446,235

Hospital — 14.5%

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$596,643
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	2,955	3,162,086
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,813,440
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,492,096
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,330	1,436,267
California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	2,465	2,610,583
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	2,595	2,697,503
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/42	1,390	1,487,939
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,080	1,100,563
Charlotte-Mecklenburg, NC, Hospital Authority, (Carolinas HealthCare System), 5.00%, 1/15/43	335	365,103
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	6,480	6,856,747
Idaho Health Facilities Authority, (Trinity Health Credit Group), 6.25%, 12/1/33	2,985	3,535,344
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	7,120	9,057,708
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,230	6,001,896
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	2,490	694,561
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	7,410	1,662,878
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), 5.50%, 7/1/26	4,150	4,341,398
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	785	909,580
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.00%, 7/1/30	400	409,940
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,865	2,015,729
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	2,870	3,132,519

See Notes to Financial Statements.
7

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Hospital (continued)

New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	$3,380	$3,649,893
Norfolk, VA, Economic Development Authority, (Sentara Healthcare), 5.00%, 11/1/43	1,375	1,501,995
Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,505	1,506,279
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	2,065	2,148,137
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,139,640

		$69,326,467

Housing — 0.9%

Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	$1,040	$1,069,505
Nebraska Investment Finance Authority, Single Family Housing, (FHLMC), (FNMA), (GNMA), 5.90%, 9/1/36	2,500	2,863,425
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(5)	285	170,949

		$4,103,879

Industrial Development Revenue — 2.0%

Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), 4.95%, 5/15/33	$4,000	$4,233,480
Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	615	615,086
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	2,670	2,910,781
St. Charles Parish, LA, (Valero Energy Corp.), 4.00% to 6/1/22 (Put Date), 12/1/40	1,665	1,721,943

		$9,481,290

Insured – Education — 0.5%

Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,224,285

		$2,224,285

Insured – Electric Utilities — 1.6%

Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,415	$6,428,417
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	1,397,347

		$7,825,764

Insured – General Obligations — 0.4%

Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 4.00%, 8/15/40	$300	$303,579
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	1,570	1,590,708

		$1,894,287

Insured – Hospital — 1.3%

Harrisonburg, VA, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/36	$6,295	$6,474,974

		$6,474,974

Insured – Lease Revenue / Certificates of Participation — 0.6%

Anaheim, CA, Public Financing Authority, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$3,027,497

		$3,027,497

Insured – Other Revenue — 0.6%

Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$10,600	$2,906,308

		$2,906,308

Insured – Special Tax Revenue — 6.8%

Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$12,660	$11,891,918
Ceres, CA, Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	3,480	3,023,494
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/27	6,000	7,321,320
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	2,565	3,120,656
McKay Landing Metropolitan District No. 2, CO, (AMBAC), 4.25%, 12/1/36	1,300	1,166,711
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	6,900	1,862,379
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	14,440	1,222,635
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	7,505	1,127,326
San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	1,990	1,571,602

		$32,308,041

See Notes to Financial Statements.
8

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Transportation — 4.8%

Alabama Port Authority, (NPFG), 4.50%, 10/1/36	$2,000	$2,018,780
Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	20,000	6,853,400
Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34	5,050	5,267,200
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	1,402,640
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,236,331
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	6,845	4,899,583
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/32	3,755	1,131,682

		$22,809,616

Insured – Water and Sewer — 3.3%

Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$4,305	$4,736,146
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	5,260	6,315,471
Detroit, MI, Water and Sewerage Department, Sewage Disposal System, (AGM), 5.00%, 7/1/39	4,825	4,937,519

		$15,989,136

Lease Revenue / Certificates of Participation — 1.0%

New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$3,970	$4,594,203

		$4,594,203

Nursing Home — 0.4%

Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$920	$921,684
Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	865	865,493

		$1,787,177

Other Revenue — 4.3%

Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$1,175	$1,323,461
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,320	1,485,224
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	720	814,385
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	1,220	1,037,732
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(4)	1,000	988,340
New York, NY, Transitional Finance Authority, (Building Aid), 6.00%, 7/15/38	7,250	8,463,722
Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	90	89,729
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	545	523,047
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	2,735	2,774,521
Seminole Tribe, FL, 5.50%, 10/1/24(4)	1,150	1,202,383
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	2,390	2,016,778

		$20,719,322

Senior Living / Life Care — 2.7%

Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$3,300	$3,213,243
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	1,885	1,921,776
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	2,255	2,291,666
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,480	1,415,516
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	1,650	1,863,246
Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	725	725,015
North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(6)	1,480	591,793
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	160	168,094
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	660	697,726

		$12,888,075

Special Tax Revenue — 9.8%

Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,476	$2,581,255
Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	744	781,550
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	1,250	989,425
Capistrano, CA, Unified School District, 6.00%, 9/1/33	1,000	1,014,810
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	845	948,327
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	815	909,988
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	865	961,594

See Notes to Financial Statements.
9

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Special Tax Revenue (continued)

Massachusetts Bay Transportation Authority, 5.00%, 7/1/41	$1,145	$1,301,876
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	4,040	4,688,945
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34(1)	9,000	11,655,450
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34	5,000	5,628,650
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.25%, 2/1/30	6,235	7,292,643
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	5,995	6,274,607
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,180	951,080
Tiverton, RI, Special Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	795	804,103

		$46,784,303

Transportation — 16.4%

Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$415	$465,970
Metropolitan Transportation Authority, NY, 5.00%, 11/15/23(2)	1,165	1,319,572
Metropolitan Transportation Authority, NY, 5.00%, 11/15/24(2)	450	506,268
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	2,250	2,856,893
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	5,000	6,408,100
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38(7)	4,820	5,579,198
New Jersey Turnpike Authority, 5.00%, 1/1/35	3,410	3,839,660
New Jersey Turnpike Authority, 5.25%, 1/1/40	4,000	4,432,320
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,455	1,632,466
New York Liberty Development Corp., (One World Trade Center), 5.00%, 12/15/41	3,625	4,033,429
Orlando-Orange County, FL, Expressway Authority, Series C, 5.00%, 7/1/35	820	895,949
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,070	1,152,486
Pennsylvania Turnpike Commission, 5.50%, 12/1/41	645	712,899
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	11,500	10,451,775
Port Authority of New York and New Jersey, 4.00%, 7/15/32	2,970	3,071,277
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	5,000	5,414,250
Port Authority of New York and New Jersey, 5.25%, 7/15/36	3,595	4,155,173
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	4,215,680
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,522,122
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	10,000	11,405,900
Virginia Commonwealth Transportation Board, 4.00%, 3/15/26	1,100	1,202,025
Virginia Commonwealth Transportation Board, 4.00%, 9/15/26	1,075	1,174,233

		$78,447,645

Water and Sewer — 3.6%

Chicago, IL, Water Revenue, 5.00%, 11/1/42	$360	$400,378
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,760	2,008,213
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)	6,855	8,286,324
Portland, OR, Water System, 5.00%, 5/1/35	3,265	3,750,799
San Antonio, TX, Water System, 4.00%, 5/15/28	2,630	2,826,513

		$17,272,227

Total Tax-Exempt Investments — 115.6%
(identified cost $501,983,362)		$552,567,991

Other Assets, Less Liabilities — (15.6)%		$(74,389,790)

Net Assets — 100.0%		$478,178,201

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
NPFG	- National Public Finance Guaranty Corp.
PSF	- Permanent School Fund
XLCA	- XL Capital Assurance, Inc.

See Notes to Financial Statements.
10

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

At June 30, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	22.4%
California	15.0%
Others, representing less than 10% individually	78.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2012, 17.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 5.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	When-issued security.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,862,475.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2012, the aggregate value of these securities is $5,417,479 or 1.1% of the Fund’s net assets.

(5)	Defaulted bond.

(6)	Security is in default and making only partial interest payments.

(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

See Notes to Financial Statements.
11

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Investments, at value (identified cost, $501,983,362)	$552,567,991
Cash	38,024
Restricted cash*	1,000,000
Interest receivable	6,238,102
Receivable for investments sold	313,311
Receivable for Fund shares sold	446,375
Receivable for variation margin on open financial futures contracts	518,984

Total assets	$561,122,787

Liabilities

Payable for floating rate notes issued	$66,350,000
Demand note payable	10,100,000
Payable for when-issued securities	4,699,576
Payable for Fund shares redeemed	940,901
Distributions payable	348,712
Payable to affiliates:
Investment adviser fee	179,266
Distribution and service fees	108,338
Trustees’ fees	4,726
Interest expense and fees payable	131,915
Accrued expenses	81,152

Total liabilities	$82,944,586

Net Assets	$478,178,201

Sources of Net Assets

Paid-in capital	$573,214,320
Accumulated net realized loss	(146,840,356)
Accumulated undistributed net investment income	1,539,239
Net unrealized appreciation	50,264,998

Net Assets	$478,178,201

Class A Shares

Net Assets	$308,007,330
Shares Outstanding	33,116,511
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.30
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.76

Class B Shares

Net Assets	$5,588,008
Shares Outstanding	604,749
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.24

Class C Shares

Net Assets	$48,041,486
Shares Outstanding	5,194,144
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.25

Class I Shares

Net Assets	$116,541,377
Shares Outstanding	11,472,218
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.16

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at broker for open financial futures contracts.
**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
12

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Interest	$12,342,903

Total investment income	$12,342,903

Expenses

Investment adviser fee	$1,067,907
Distribution and service fees
Class A	388,331
Class B	31,995
Class C	231,285
Trustees’ fees and expenses	10,450
Custodian fee	96,941
Transfer and dividend disbursing agent fees	81,306
Legal and accounting services	45,551
Printing and postage	16,703
Registration fees	10,254
Interest expense and fees	249,740
Miscellaneous	28,391

Total expenses	$2,258,854

Deduct —
Reduction of custodian fee	$2,673

Total expense reductions	$2,673

Net expenses	$2,256,181

Net investment income	$10,086,722

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(225,842)
Financial futures contracts	(2,668,566)

Net realized loss	$(2,894,408)

Change in unrealized appreciation (depreciation) —
Investments	$25,672,820
Financial futures contracts	575,118

Net change in unrealized appreciation (depreciation)	$26,247,938

Net realized and unrealized gain	$23,353,530

Net increase in net assets from operations	$33,440,252

See Notes to Financial Statements.
13

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2011

From operations —
Net investment income	$10,086,722	$23,753,368
Net realized loss from investment transactions, financial futures contracts and swap contracts	(2,894,408)	(32,534,446)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	26,247,938	57,135,517

Net increase in net assets from operations	$33,440,252	$48,354,439

Distributions to shareholders —
From net investment income
Class A	$(6,637,381)	$(15,483,695)
Class B	(112,834)	(442,545)
Class C	(814,203)	(1,854,364)
Class I	(2,448,315)	(5,281,700)

Total distributions to shareholders	$(10,012,733)	$(23,062,304)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$24,345,239	$55,633,479
Class B	323,585	461,154
Class C	4,376,141	5,655,512
Class I	18,806,517	22,704,897
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,625,913	11,657,848
Class B	79,271	276,699
Class C	560,798	1,193,795
Class I	1,733,908	3,252,773
Cost of shares redeemed
Class A	(39,458,276)	(135,424,615)
Class B	(547,191)	(2,297,151)
Class C	(3,069,853)	(15,750,550)
Class I	(10,987,648)	(59,257,421)
Net asset value of shares exchanged
Class A	2,423,531	4,269,162
Class B	(2,423,531)	(4,269,162)

Net increase (decrease) in net assets from Fund share transactions	$1,788,404	$(111,893,580)

Net increase (decrease) in net assets	$25,215,923	$(86,601,445)

Net Assets

At beginning of period	$452,962,278	$539,563,723

At end of period	$478,178,201	$452,962,278

Accumulated undistributed net investment income included in net assets

At end of period	$1,539,239	$1,465,250

See Notes to Financial Statements.
14

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2012

Statement of Cash Flows (Unaudited)

Six Months Ended
June 30, 2012
Cash Flows From Operating Activities	(Unaudited)

Net increase in net assets from operations	$33,440,252
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(113,846,003)
Investments sold	86,746,535
Net amortization/accretion of premium (discount)	(1,377,835)
Increase in restricted cash	(1,000,000)
Increase in interest receivable	(433,564)
Increase in receivable for investments sold	(73,556)
Increase in receivable for variation margin on open financial futures contracts	(518,984)
Decrease in payable for investments purchased	(1,779,024)
Increase in payable for when-issued securities	4,422,773
Decrease in payable for variation margin on open financial futures contracts	(148,281)
Increase in payable to affiliate for investment adviser fee	3,526
Increase in payable to affiliate for distribution and service fees	1,912
Increase in payable to affiliate for Trustees’ fees	1,011
Increase in interest expense and fees payable	18,858
Decrease in accrued expenses	(78,167)
Net change in unrealized (appreciation) depreciation from investments	(25,672,820)
Net realized loss from investments	225,842

Net cash used in operating activities	$(20,067,525)

Cash Flows From Financing Activities

Proceeds from Fund shares sold	$47,797,029
Fund shares redeemed	(55,202,611)
Distributions paid, net of reinvestments	(2,056,365)
Proceeds from secured borrowings	11,010,000
Repayment of secured borrowings	(5,505,000)
Increase in demand note payable	10,100,000

Net cash provided by financing activities	$6,143,053

Net decrease in cash	$(13,924,472)

Cash at beginning of period	$13,962,496

Cash at end of period	$38,024

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$7,999,890
Cash paid for interest and fees	230,882

See Notes to Financial Statements.
15

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.840		$8.320	$8.800	$7.030	$9.590	$10.160

Income (Loss) From Operations

Net investment income(1)	$0.197		$0.437	$0.436	$0.429	$0.421	$0.409
Net realized and unrealized gain (loss)	0.459		0.505	(0.487)	1.763	(2.569)	(0.573)

Total income (loss) from operations	$0.656		$0.942	$(0.051)	$2.192	$(2.148)	$(0.164)

Less Distributions

From net investment income	$(0.196)		$(0.422)	$(0.429)	$(0.422)	$(0.412)	$(0.406)

Total distributions	$(0.196)		$(0.422)	$(0.429)	$(0.422)	$(0.412)	$(0.406)

Net asset value — End of period	$9.300		$8.840	$8.320	$8.800	$7.030	$9.590

Total Return(2)	7.45	%(3)	11.68%	(0.79)%	31.71%	(23.07)%	(1.66)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$308,007		$299,566	$345,914	$464,221	$454,906	$623,368
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.82	%(4)	0.85%	0.83%	0.84%	0.81%	0.78	%(5)
Interest and fee expense(6)	0.11	%(4)	0.12%	0.13%	0.11%	0.32%	0.31%
Total expenses before custodian fee reduction	0.93	%(4)	0.97%	0.96%	0.95%	1.13%	1.09	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.82	%(4)	0.85%	0.83%	0.84%	0.80%	0.75	%(5)
Net investment income	4.30	%(4)	5.19%	4.90%	5.20%	4.80%	4.15%
Portfolio Turnover	16	%(3)	20%	15%	46%	73%	64%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.
16

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.780		$8.270	$8.740	$6.980	$9.530	$10.100

Income (Loss) From Operations

Net investment income(1)	$0.162		$0.372	$0.368	$0.365	$0.353	$0.335
Net realized and unrealized gain (loss)	0.458		0.495	(0.477)	1.755	(2.562)	(0.577)

Total income (loss) from operations	$0.620		$0.867	$(0.109)	$2.120	$(2.209)	$(0.242)

Less Distributions

From net investment income	$(0.160)		$(0.357)	$(0.361)	$(0.360)	$(0.341)	$(0.328)

Total distributions	$(0.160)		$(0.357)	$(0.361)	$(0.360)	$(0.341)	$(0.328)

Net asset value — End of period	$9.240		$8.780	$8.270	$8.740	$6.980	$9.530

Total Return(2)	7.09	%(3)	10.76%	(1.43)%	30.80%	(23.75)%	(2.44)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,588		$7,771	$13,078	$19,252	$21,293	$37,610
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.57	%(4)	1.61%	1.58%	1.59%	1.56%	1.53	%(5)
Interest and fee expense(6)	0.11	%(4)	0.12%	0.13%	0.11%	0.32%	0.31%
Total expenses before custodian fee reduction	1.68	%(4)	1.73%	1.71%	1.70%	1.88%	1.84	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.57	%(4)	1.61%	1.58%	1.59%	1.55%	1.50	%(5)
Net investment income	3.56	%(4)	4.46%	4.16%	4.47%	4.02%	3.41%
Portfolio Turnover	16	%(3)	20%	15%	46%	73%	64%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.
17

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.790		$8.280	$8.750	$6.990	$9.540	$10.100

Income (Loss) From Operations

Net investment income(1)	$0.162		$0.371	$0.367	$0.365	$0.352	$0.333
Net realized and unrealized gain (loss)	0.459		0.496	(0.475)	1.755	(2.561)	(0.565)

Total income (loss) from operations	$0.621		$0.867	$(0.108)	$2.120	$(2.209)	$(0.232)

Less Distributions

From net investment income	$(0.161)		$(0.357)	$(0.362)	$(0.360)	$(0.341)	$(0.328)

Total distributions	$(0.161)		$(0.357)	$(0.362)	$(0.360)	$(0.341)	$(0.328)

Net asset value — End of period	$9.250		$8.790	$8.280	$8.750	$6.990	$9.540

Total Return(2)	7.08	%(3)	10.76%	(1.42)%	30.76%	(23.73)%	(2.34)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$48,041		$43,863	$50,369	$56,641	$47,494	$49,953
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.57	%(4)	1.61%	1.57%	1.59%	1.56%	1.52	%(5)
Interest and fee expense(6)	0.11	%(4)	0.12%	0.13%	0.11%	0.32%	0.31%
Total expenses before custodian fee reduction	1.68	%(4)	1.73%	1.70%	1.70%	1.88%	1.83	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.57	%(4)	1.61%	1.57%	1.59%	1.55%	1.49	%(5)
Net investment income	3.55	%(4)	4.42%	4.14%	4.44%	4.06%	3.41%
Portfolio Turnover	16	%(3)	20%	15%	46%	73%	64%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.
18

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.660		$9.090	$9.610	$7.670	$10.480	$11.100

Income (Loss) From Operations

Net investment income(1)	$0.228		$0.500	$0.500	$0.491	$0.484	$0.474
Net realized and unrealized gain (loss)	0.498		0.554	(0.528)	1.932	(2.817)	(0.623)

Total income (loss) from operations	$0.726		$1.054	$(0.028)	$2.423	$(2.333)	$(0.149)

Less Distributions

From net investment income	$(0.226)		$(0.484)	$(0.492)	$(0.483)	$(0.477)	$(0.471)

Total distributions	$(0.226)		$(0.484)	$(0.492)	$(0.483)	$(0.477)	$(0.471)

Net asset value — End of period	$10.160		$9.660	$9.090	$9.610	$7.670	$10.480

Total Return(2)	7.66	%(3)	11.87%	(0.50)%	31.98%	(22.88)%	(1.38)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$116,541		$101,762	$130,202	$196,069	$123,810	$215,985
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.57	%(4)	0.60%	0.57%	0.59%	0.56%	0.53	%(5)
Interest and fee expense(6)	0.11	%(4)	0.12%	0.13%	0.11%	0.32%	0.31%
Total expenses before custodian fee reduction	0.68	%(4)	0.72%	0.70%	0.70%	0.88%	0.84	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.57	%(4)	0.60%	0.57%	0.59%	0.55%	0.50	%(5)
Net investment income	4.55	%(4)	5.42%	5.14%	5.43%	5.02%	4.41%
Portfolio Turnover	16	%(3)	20%	15%	46%	73%	64%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.
19

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance AMT-Free Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to provide current income exempt from regular federal income tax. The Fund primarily invests in investment grade municipal obligations (those rated BBB, Baa or higher), but may also invest in lower rated obligations. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends.

At December 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $108,585,553 and deferred capital losses of $36,500,767 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on December 31, 2012 ($4,273,717), December 31, 2013 ($1,429,405), December 31, 2015 ($12,777,842), December 31, 2016 ($23,678,685), December 31, 2017 ($55,876,213) and December 31, 2018 ($10,549,691). The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and are treated as realized prior to the utilization of the capital loss carryforward.

As of June 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

20

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 11) at June 30, 2012. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At June 30, 2012, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $66,350,000 and $105,417,876, respectively. The range of interest rates on the Floating Rate Notes outstanding at June 30, 2012 was 0.18% to 0.27%. For the six months ended June 30, 2012, the Fund’s average Floating Rate Notes outstanding and the average interest rate including fees were $64,725,574 and 0.78% (annualized), respectively.

The Fund may enter into shortfall and forbearance agreements with the broker by which the Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of June 30, 2012.

The Fund may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

21

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

J Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual Asset	Daily Income
Daily Net Assets	Rate	Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75
$1 billion up to $1.5 billion	0.250	2.50
$1.5 billion up to $2 billion	0.225	2.25
$2 billion up to $3 billion	0.200	2.00
$3 billion and over	0.175	1.75

For the six months ended June 30, 2012, the investment adviser fee amounted to $1,067,907 or 0.45% (annualized) of the Fund’s average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2012, EVM earned $3,756 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter received $16,656 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2012. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

22

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2012 amounted to $388,331 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2012, the Fund paid or accrued to EVD $23,996 and $173,464 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $570,000 and $3,880,000, respectively. Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2012 amounted to $7,999 and $57,821 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2012, the Fund was informed that EVD received approximately $24,000, $1,000 and $1,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $113,846,003 and $86,746,535, respectively, for the six months ended June 30, 2012.

23

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2012	Year Ended
Class A	(Unaudited)	December 31, 2011

Sales	2,626,320	6,686,640
Issued to shareholders electing to receive payments of distributions in Fund shares	607,606	1,380,238
Redemptions	(4,268,545)	(16,233,014)
Exchange from Class B shares	262,164	503,584

Net decrease	(772,455)	(7,662,552)

	Six Months Ended
	June 30, 2012	Year Ended
Class B	(Unaudited)	December 31, 2011

Sales	35,262	54,142
Issued to shareholders electing to receive payments of distributions in Fund shares	8,618	33,023
Redemptions	(60,354)	(276,880)
Exchange to Class A shares	(263,610)	(506,469)

Net decrease	(280,084)	(696,184)

	Six Months Ended
	June 30, 2012	Year Ended
Class C	(Unaudited)	December 31, 2011

Sales	477,851	667,393
Issued to shareholders electing to receive payments of distributions in Fund shares	60,894	142,188
Redemptions	(334,292)	(1,903,690)

Net increase (decrease)	204,453	(1,094,109)

	Six Months Ended
	June 30, 2012	Year Ended
Class I	(Unaudited)	December 31, 2011

Sales	1,849,120	2,470,334
Issued to shareholders electing to receive payments of distributions in Fund shares	171,384	352,435
Redemptions	(1,087,862)	(6,601,329)

Net increase (decrease)	932,642	(3,778,560)

24

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$434,978,842

Gross unrealized appreciation	$56,657,231
Gross unrealized depreciation	(5,418,082)

Net unrealized appreciation	$51,239,149

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At June 30, 2012, the Fund had a balance outstanding pursuant to this line of credit of $10,100,000, at an interest rate of 1.15%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at June 30, 2012. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 11) at June 30, 2012. The Fund’s average borrowings or allocated fees during the six months ended June 30, 2012 were not significant.

10 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at June 30, 2012 is as follows:

Futures Contracts
					Net
Expiration			Aggregate		Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation

9/12	325 U.S. 10-Year Treasury Note	Short	$(43,158,390)	$(43,346,875)	$(188,485)
9/12	182 U.S. 30-Year Treasury Bond	Short	(26,799,167)	(26,930,313)	(131,146)

					$(319,631)

At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

25

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at June 30, 2012 was as follows:

	Fair Value

	Asset Derivative	Liability Derivative

Futures Contracts	$—	$(319,631	)(1)

Total	$—	$(319,631)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2012 was as follows:

	Realized Gain (Loss)		Change in Unrealized
	on Derivatives Recognized		Appreciation (Depreciation) on
	in Income		Derivatives Recognized in Income

Futures Contracts	$(2,668,566	)(1)	$575,118(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended June 30, 2012, which is indicative of the volume of this derivative type, was approximately $50,700,000.

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$552,567,991	$—	$552,567,991

Total Investments	$—	$552,567,991	$—	$552,567,991

Liability Description

Futures Contracts	$(319,631)	$—	$—	$(319,631)

Total	$(319,631)	$—	$—	$(319,631)

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

27

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance AMT-Free Municipal Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

28

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices, and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. The Board considered the impact of extraordinary market conditions in recent years on the Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments in higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure the Fund’s portfolio as part of a long-term strategy for managing interest rate risk, consistent with the Fund’s objective of providing current income, and that performance had improved relative to peer funds over recent periods. The Board concluded that the Fund’s performance had been satisfactory on the basis of current income return, and that it was appropriate to continue to monitor the effectiveness of the actions taken by the Adviser to improve Fund performance on the basis of total return, which it noted had improved for periods ended as of December 31, 2011.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

29

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2012

Officers and Trustees

Officers of Eaton Vance AMT-Free Municipal Income Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance AMT-Free Municipal Income Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

30

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

279-8/12	MBSRC

Eaton Vance Tax-Managed Growth Funds 1.1 and 1.2 Semiannual Report June 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2012
Eaton Vance
Tax-Managed Growth Funds 1.1 & 1.2

Performance

Tax-Managed Growth Fund 1.1	2
Tax-Managed Growth Fund 1.2	3

Fund Profile	4
Endnotes and Additional Disclosures	5
Fund Expenses	6
Financial Statements	8
Board of Trustees’ Contract Approval	41
Officers and Trustees	47
Important Notices	49

Eaton Vance
Tax-Managed Growth Fund 1.1
June 30, 2012
Performance1,2

Portfolio Managers Duncan W. Richardson, CFA, Lewis R. Piantedosi, Michael A. Allison, CFA and Yana S. Barton, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	3/28/1996	8.97%	4.48%	-0.08%	4.25%
Class A with 5.75% Maximum Sales Charge	—	2.71	-1.52	-1.25	3.63
Class B at NAV	3/28/1996	8.58	3.71	-0.81	3.47
Class B with 5% Maximum Sales Charge	—	3.58	-1.29	-1.21	3.47
Class C at NAV	8/2/1996	8.63	3.72	-0.81	3.47
Class C with 1% Maximum Sales Charge	—	7.63	2.72	-0.81	3.47
Class I at NAV	7/2/1999	9.16	4.76	0.19	4.53
Class S at NAV	5/14/1999	9.07	4.63	0.07	4.40
S&P 500 Index	—	9.49%	5.45%	0.22%	5.33%

% After-Tax Returns with Maximum Sales Charge		Inception Date	One Year	Five Years	Ten Years

Class A After Taxes on Distributions		3/28/1996	-1.70%	-1.45%	3.48%
Class A After Taxes on Distributions and Sale of Fund Shares		—	-0.78	-1.09	3.13
Class B After Taxes on Distributions		3/28/1996	-1.32	-1.23	3.46
Class B After Taxes on Distributions and Sale of Fund Shares		—	-0.80	-1.03	3.01
Class C After Taxes on Distributions		8/2/1996	2.64	-0.91	3.41
Class C After Taxes on Distributions and Sale of Fund Shares		—	1.87	-0.70	3.01
Class I After Taxes on Distributions		7/2/1999	4.51	-0.06	4.31
Class I After Taxes on Distributions and Sales of Fund Shares		—	3.38	0.13	3.92
Class S After Taxes on Distributions		5/14/1999	4.41	-0.19	4.21
Class S After Taxes on Distributions and Sales of Fund Shares		—	3.26	-0.02	3.79

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I

		0.86%	1.61%	1.61%	0.61%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Tax-Managed Growth Fund 1.2
June 30, 2012
Performance1,2

Portfolio Managers Duncan W. Richardson, CFA, Lewis R. Piantedosi, Michael A. Allison, CFA and Yana S. Barton, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	2/28/2001	8.94%	4.29%	-0.25%	4.08%
Class A with 5.75% Maximum Sales Charge	—	2.66	-1.67	-1.42	3.47
Class B at NAV	2/28/2001	8.50	3.56	-0.99	3.30
Class B with 5% Maximum Sales Charge	—	3.50	-1.44	-1.38	3.30
Class C at NAV	2/28/2001	8.57	3.57	-0.97	3.30
Class C with 1% Maximum Sales Charge	—	7.57	2.57	-0.97	3.30
Class I at NAV	2/28/2001	9.01	4.57	0.01	4.35
S&P 500 Index	—	9.49%	5.45%	0.22%	5.33%

% After-Tax Returns with Maximum Sales Charge		Inception Date	One Year	Five Years	Ten Years

Class A After Taxes on Distributions		2/28/2001	-1.82%	-1.60%	3.34%
Class A After Taxes on Distributions and Sale of Fund Shares		—	-0.91	-1.23	2.99
Class B After Taxes on Distributions		2/28/2001	-1.44	-1.42	3.28
Class B After Taxes on Distributions and Sale of Fund Shares		—	-0.94	-1.18	2.86
Class C After Taxes on Distributions		2/28/2001	2.53	-1.03	3.27
Class C After Taxes on Distributions and Sale of Fund Shares		—	1.72	-0.83	2.86
Class I After Taxes on Distributions		2/28/2001	4.36	-0.21	4.18
Class I After Taxes on Distributions and Sales of Fund Shares		—	3.21	-0.02	3.76

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I

		1.04%	1.80%	1.80%	0.79%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2012
Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Apple, Inc.	2.9%
Walt Disney Co. (The)	2.8
Intel Corp.	2.8
NIKE, Inc., Class B	2.6
Deere & Co.	2.6
Coca-Cola Co. (The)	2.5
Oracle Corp.	2.5
PepsiCo, Inc.	2.4
International Business Machines Corp.	2.4
Exxon Mobil Corp.	2.3

Total	25.8%

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2012
Endnotes and Additional Disclosures

[1]	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.
Fund profile subject to change due to active management.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2012

Fund Expenses

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 – June 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Managed Growth Fund 1.1

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(1/1/12)	(6/30/12)	(1/1/12 – 6/30/12)	Ratio

Actual
Class A	$1,000.00	$1,089.70	$4.52	0.87%
Class B	$1,000.00	$1,085.80	$8.40	1.62%
Class C	$1,000.00	$1,086.30	$8.40	1.62%
Class I	$1,000.00	$1,091.60	$3.22	0.62%
Class S	$1,000.00	$1,090.70	$3.74	0.72%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.37	0.87%
Class B	$1,000.00	$1,016.80	$8.12	1.62%
Class C	$1,000.00	$1,016.80	$8.12	1.62%
Class I	$1,000.00	$1,021.80	$3.12	0.62%
Class S	$1,000.00	$1,021.30	$3.62	0.72%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2012

Fund Expenses — continued

Eaton Vance Tax-Managed Growth Fund 1.2

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(1/1/12)	(6/30/12)	(1/1/12 – 6/30/12)	Ratio

Actual
Class A	$1,000.00	$1,089.40	$5.35	1.03%
Class B	$1,000.00	$1,085.00	$9.23	1.78%
Class C	$1,000.00	$1,085.70	$9.23	1.78%
Class I	$1,000.00	$1,090.10	$4.11	0.79%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.17	1.03%
Class B	$1,000.00	$1,016.00	$8.92	1.78%
Class C	$1,000.00	$1,016.00	$8.92	1.78%
Class I	$1,000.00	$1,020.90	$3.97	0.79%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

	June 30, 2012

	Tax-Managed	Tax-Managed
Assets	Growth Fund 1.1	Growth Fund 1.2

Investment in Tax-Managed Growth Portfolio, at value (identified cost, $576,595,145 and $261,591,616, respectively)	$1,157,455,727	$458,094,365
Receivable for Fund shares sold	50,222	37,311

Total assets	$1,157,505,949	$458,131,676

Liabilities

Payable for Fund shares redeemed	$1,263,549	$1,225,644
Payable to affiliates:
Administration fee	—	54,850
Distribution and service fees	373,309	175,584
Trustees’ fees	125	125
Accrued expenses	282,542	122,134

Total liabilities	$1,919,525	$1,578,337

Net Assets	$1,155,586,424	$456,553,339

Sources of Net Assets

Paid-in capital	$1,341,186,339	$488,395,863
Accumulated net realized loss from Portfolio	(773,172,388)	(230,409,904)
Accumulated undistributed net investment income	6,711,891	2,064,631
Net unrealized appreciation from Portfolio	580,860,582	196,502,749

Total	$1,155,586,424	$456,553,339

Class A Shares

Net Assets	$884,895,404	$286,392,093
Shares Outstanding	34,358,295	24,728,309
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$25.75	$11.58
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$27.32	$12.29

Class B Shares

Net Assets	$14,785,609	$13,811,005
Shares Outstanding	590,215	1,215,484
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$25.05	$11.36

Class C Shares

Net Assets	$228,834,639	$133,254,580
Shares Outstanding	9,831,604	11,817,452
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$23.28	$11.28

Class I Shares

Net Assets	$16,450,608	$23,095,661
Shares Outstanding	679,796	1,989,262
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$24.20	$11.61

Class S Shares

Net Assets	$10,620,164	$—
Shares Outstanding	407,040	—
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$26.09	$—

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2012

Statement of Operations (Unaudited)

	Six Months Ended June 30, 2012

	Tax-Managed	Tax Managed
Investment Income	Growth Fund 1.1	Growth Fund 1.2

Dividends allocated from Portfolio (net of foreign taxes, $320,495 and $126,753, respectively)	$12,619,980	$4,987,258
Interest allocated from Portfolio	4,106	1,623
Miscellaneous income	9,404	—
Expenses allocated from Portfolio	(2,815,215)	(1,112,452)

Total investment income from Portfolio	$9,818,275	$3,876,429

Expenses

Administration fee	$—	$347,493
Distribution and service fees
Class A	1,120,721	360,899
Class B	86,253	84,807
Class C	1,162,365	676,319
Class S	5,468	—
Trustees’ fees and expenses	250	250
Custodian fee	20,241	20,241
Transfer and dividend disbursing agent fees	530,505	184,780
Legal and accounting services	10,881	14,258
Printing and postage	57,966	27,415
Registration fees	41,979	29,537
Miscellaneous	131,645	79,894

Total expenses	$3,168,274	$1,825,893

Net investment income	$6,650,001	$2,050,536

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain —
Investment transactions(1)	$47,114,417	$13,169,799
Foreign currency transactions	11,016	4,347

Net realized gain	$47,125,433	$13,174,146

Change in unrealized appreciation (depreciation) —
Investments	$46,907,221	$23,855,651
Foreign currency	(5,112)	(2,015)

Net change in unrealized appreciation (depreciation)	$46,902,109	$23,853,636

Net realized and unrealized gain	$94,027,542	$37,027,782

Net increase in net assets from operations	$100,677,543	$39,078,318

(1)	Includes $49,949,354 and $14,296,150, respectively, of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2012

Statements of Changes in Net Assets (Unaudited)

	Six Months Ended June 30, 2012

	Tax-Managed	Tax-Managed
Increase (Decrease) in Net Assets	Growth Fund 1.1	Growth Fund 1.2

From operations —
Net investment income	$6,650,001	$2,050,536
Net realized gain from investment transactions and foreign currency	47,125,433	13,174,146
Net change in unrealized appreciation (depreciation) from investments and foreign currency	46,902,109	23,853,636

Net increase in net assets from operations	$100,677,543	$39,078,318

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,598,635	$6,056,804
Class B	20,251	38,595
Class C	726,349	1,705,345
Class I	75,169,722	33,015,283
Cost of shares redeemed
Class A	(62,594,967)	(27,581,194)
Class B	(1,674,089)	(1,874,347)
Class C	(18,790,946)	(10,354,310)
Class I	(84,170,559)	(32,855,047)
Class S	(2,121,745)	—
Net asset value of shares exchanged
Class A	3,984,524	5,005,097
Class B	(3,984,524)	(5,005,097)

Net decrease in net assets from Fund share transactions	$(91,837,349)	$(31,848,871)

Net increase in net assets	$8,840,194	$7,229,447

Net Assets

At beginning of period	$1,146,746,230	$449,323,892

At end of period	$1,155,586,424	$456,553,339

Accumulated undistributed net investment income included in net assets

At end of period	$6,711,891	$2,064,631

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2012

Statements of Changes in Net Assets — continued

	Year Ended December 31, 2011

	Tax-Managed	Tax-Managed
Increase (Decrease) in Net Assets	Growth Fund 1.1	Growth Fund 1.2

From operations —
Net investment income	$12,146,636	$3,485,953
Net realized gain from investment transactions and foreign currency	67,384,013	14,670,616
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(75,794,274)	(17,935,280)

Net increase in net assets from operations	$3,736,375	$221,289

Distributions to shareholders —
From net investment income
Class A	$(10,480,694)	$(2,881,127)
Class B	(35,627)	—
Class C	(1,257,200)	(344,632)
Class I	(280,476)	(261,576)
Class S	(160,661)	—

Total distributions to shareholders	$(12,214,658)	$(3,487,335)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,249,109	$9,977,567
Class B	758,365	675,043
Class C	1,575,404	4,663,072
Class I	177,821,585	93,667,652
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	8,712,892	2,471,838
Class B	31,049	—
Class C	979,685	274,615
Class I	124,289	186,166
Class S	11,810	—
Cost of shares redeemed
Class A	(153,182,158)	(79,168,302)
Class B	(3,888,789)	(6,500,071)
Class C	(37,791,369)	(27,940,395)
Class I	(165,506,305)	(83,682,062)
Class S	(743,458)	—
Net asset value of shares exchanged
Class A	10,100,176	14,545,472
Class B	(10,100,176)	(14,545,472)

Net decrease in net assets from Fund share transactions	$(166,847,891)	$(85,374,877)

Net decrease in net assets	$(175,326,174)	$(88,640,923)

Net Assets

At beginning of year	$1,322,072,404	$537,964,815

At end of year	$1,146,746,230	$449,323,892

Accumulated undistributed net investment income included in net assets

At end of year	$61,890	$14,095

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.1

June 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$23.630		$23.820	$21.400	$17.660	$26.930	$26.130

Income (Loss) From Operations

Net investment income(1)	$0.163		$0.275	$0.226	$0.260	$0.333	$0.315
Net realized and unrealized gain (loss)	1.957		(0.176)	2.433	3.768	(9.236)	0.819

Total income (loss) from operations	$2.120		$0.099	$2.659	$4.028	$(8.903)	$1.134

Less Distributions

From net investment income	$—		$(0.289)	$(0.239)	$(0.285)	$(0.367)	$(0.332)
Tax return of capital	—		—	—	(0.003)	—	(0.002)

Total distributions	$—		$(0.289)	$(0.239)	$(0.288)	$(0.367)	$(0.334)

Net asset value — End of period	$25.750		$23.630	$23.820	$21.400	$17.660	$26.930

Total Return(2)	8.97	%(3)	0.42%	12.43%	22.79%	(33.04)%	4.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$884,895		$864,789	$1,000,249	$1,036,371	$979,380	$1,624,818
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.87	%(6)	0.86%	0.87%	0.91%	0.86%	0.82%
Net investment income	1.29	%(6)	1.15%	1.04%	1.42%	1.45%	1.16%
Portfolio Turnover of the Portfolio	1	%(3)	2%	2%	3%	3%	6%
Portfolio Turnover of the Fund(7)	—		—	8%	—	—	—

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio and purchases and sales of securities held directly by the Fund.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.1

June 30, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010	2009		2008	2007

Net asset value — Beginning of period	$23.070		$23.190	$20.790	$17.100		$25.780	$24.920

Income (Loss) From Operations

Net investment income(1)	$0.063		$0.087	$0.059	$0.127		$0.145	$0.103
Net realized and unrealized gain (loss)	1.917		(0.163)	2.352	3.617		(8.789)	0.781

Total income (loss) from operations	$1.980		$(0.076)	$2.411	$3.744		$(8.644)	$0.884

Less Distributions

From net investment income	$—		$(0.044)	$(0.011)	$(0.054)		$(0.036)	$(0.024)
Tax return of capital	—		—	—	(0.000	)(2)	—	(0.000	)(2)

Total distributions	$—		$(0.044)	$(0.011)	$(0.054)		$(0.036)	$(0.024)

Net asset value — End of period	$25.050		$23.070	$23.190	$20.790		$17.100	$25.780

Total Return(3)	8.58	%(4)	(0.33)%	11.60%	21.89%		(33.53)%	3.55%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14,786		$18,835	$32,084	$52,538		$115,096	$405,461
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.62	%(7)	1.61%	1.62%	1.67%		1.61%	1.57%
Net investment income	0.51	%(7)	0.37%	0.28%	0.73%		0.64%	0.40%
Portfolio Turnover of the Portfolio	1	%(4)	2%	2%	3%		3%	6%
Portfolio Turnover of the Fund(8)	—		—	8%	—		—	—

(1)	Computed using average shares outstanding.
(2)	Less than $0.001 per share.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio and purchases and sales of securities held directly by the Fund.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.1

June 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$21.430		$21.630	$19.450	$16.080	$24.480	$23.780

Income (Loss) From Operations

Net investment income(1)	$0.061		$0.086	$0.057	$0.112	$0.144	$0.100
Net realized and unrealized gain (loss)	1.789		(0.167)	2.205	3.412	(8.362)	0.738

Total income (loss) from operations	$1.850		$(0.081)	$2.262	$3.524	$(8.218)	$0.838

Less Distributions

From net investment income	$—		$(0.119)	$(0.082)	$(0.153)	$(0.182)	$(0.137)
Tax return of capital	—		—	—	(0.001)	—	(0.001)

Total distributions	$—		$(0.119)	$(0.082)	$(0.154)	$(0.182)	$(0.138)

Net asset value — End of period	$23.280		$21.430	$21.630	$19.450	$16.080	$24.480

Total Return(2)	8.63	%(3)	(0.37)%	11.63%	21.90%	(33.56)%	3.52%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$228,835		$227,541	$264,689	$281,787	$286,459	$538,593
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.62	% (6)	1.61%	1.62%	1.66%	1.61%	1.57%
Net investment income	0.54	%(6)	0.39%	0.29%	0.67%	0.69%	0.41%
Portfolio Turnover of the Portfolio	1	%(3)	2%	2%	3%	3%	6%
Portfolio Turnover of the Fund(7)	—		—	8%	—	—	—

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio and purchases and sales of securities held directly by the Fund.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.1

June 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$22.170		$22.380	$20.160	$16.640	$25.400	$24.630

Income (Loss) From Operations

Net investment income(1)	$0.197		$0.323	$0.239	$0.263	$0.250	$0.286
Net realized and unrealized gain (loss)	1.833		(0.180)	2.279	3.594	(8.580)	0.885

Total income (loss) from operations	$2.030		$0.143	$2.518	$3.857	$(8.330)	$1.171

Less Distributions

From net investment income	$—		$(0.353)	$(0.298)	$(0.334)	$(0.430)	$(0.399)
Tax return of capital	—		—	—	(0.003)	—	(0.002)

Total distributions	$—		$(0.353)	$(0.298)	$(0.337)	$(0.430)	$(0.401)

Net asset value — End of period	$24.200		$22.170	$22.380	$20.160	$16.640	$25.400

Total Return(2)	9.16	%(3)	0.65%	12.49%	23.16%	(32.77)%	4.73%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16,451		$23,857	$12,495	$12,424	$4,002	$19,344
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.62	%(6)	0.61%	0.62%	0.67%	0.61%	0.58%
Net investment income	1.66	%(6)	1.44%	1.17%	1.52%	1.19%	1.12%
Portfolio Turnover of the Portfolio	1	%(3)	2%	2%	3%	3%	6%
Portfolio Turnover of the Fund(7)	—		—	8%	—	—	—

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio and purchases and sales of securities held directly by the Fund.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.1

June 30, 2012

Financial Highlights — continued

	Class S

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$23.920		$24.110	$21.650	$17.840	$27.170	$26.330

Income (Loss) From Operations

Net investment income(1)	$0.183		$0.317	$0.254	$0.299	$0.372	$0.354
Net realized and unrealized gain (loss)	1.987		(0.179)	2.462	3.806	(9.323)	0.830

Total income (loss) from operations	$2.170		$0.138	$2.716	$4.105	$(8.951)	$1.184

Less Distributions

From net investment income	$—		$(0.328)	$(0.256)	$(0.292)	$(0.379)	$0.342
Tax return of capital	—		—	—	(0.003)	—	(0.002)

Total distributions	$—		$(0.328)	$(0.256)	$(0.295)	$(0.379)	$(0.344)

Net asset value — End of period	$26.090		$23.920	$24.110	$21.650	$17.840	$27.170

Total Return(2)	9.07	%(3)	0.58%	12.54%	22.99%	(32.93)%	4.48%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,620		$11,725	$12,555	$16,435	$18,033	$30,910
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.72	%(6)	0.70%	0.76%	0.72%	0.71%	0.68%
Net investment income	1.43	%(6)	1.31%	1.15%	1.62%	1.60%	1.29%
Portfolio Turnover of the Portfolio	1	%(3)	2%	2%	3%	3%	6%
Portfolio Turnover of the Fund(7)	—		—	8%	—	—	—

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio and purchases and sales of securities held directly by the Fund.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.2

June 30, 2012

Financial Highlights — continued

	Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$10.630		$10.720	$9.640	$7.960	$12.130	$11.770

Income (Loss) From Operations

Net investment income(1)	$0.064		$0.104	$0.084	$0.102	$0.133	$0.124
Net realized and unrealized gain (loss)	0.886		(0.083)	1.088	1.697	(4.150)	0.365

Total income (loss) from operations	$0.950		$0.021	$1.172	$1.799	$(4.017)	$0.489

Less Distributions

From net investment income	$—		$(0.111)	$(0.092)	$(0.117)	$(0.153)	$(0.128)
Tax return of capital	—		—	—	(0.002)	—	(0.001)

Total distributions	$—		$(0.111)	$(0.092)	$(0.119)	$(0.153)	$(0.129)

Net asset value — End of period	$11.580		$10.630	$10.720	$9.640	$7.960	$12.130

Total Return(2)	8.94	%(3)	0.20%	12.15%	22.59%	(33.10)%	4.13%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$286,392		$278,401	$332,251	$337,780	$321,130	$645,235
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.03	%(6)	1.04%	1.06%	1.09%	1.02%	0.96%
Net investment income	1.12	%(6)	0.96%	0.86%	1.23%	1.28%	1.01%
Portfolio Turnover of the Portfolio	1	%(3)	2%	2%	3%	3%	6%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.2

June 30, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010	2009		2008	2007

Net asset value — Beginning of period	$10.470		$10.530	$9.450	$7.780		$11.820	$11.460

Income (Loss) From Operations

Net investment income(1)	$0.019		$0.019	$0.009	$0.042		$0.053	$0.031
Net realized and unrealized gain (loss)	0.871		(0.079)	1.071	1.648		(4.030)	0.359

Total income (loss) from operations	$0.890		$(0.060)	$1.080	$1.690		$(3.977)	$0.390

Less Distributions

From net investment income	$—		$—	$—	$(0.020)		$(0.063)	$(0.030)
Tax return of capital	—		—	—	(0.000	)(2)	—	(0.000	)(2)

Total distributions	$—		$—	$—	$(0.020)		$(0.063)	$(0.030)

Net asset value — End of period	$11.360		$10.470	$10.530	$9.450		$7.780	$11.820

Total Return(3)	8.50	%(4)	(0.57)%	11.43%	21.71%		(33.64)%	3.39%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,811		$19,064	$39,520	$84,049		$139,837	$279,132
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.78	%(7)	1.80%	1.81%	1.85%		1.77%	1.71%
Net investment income	0.34	%(7)	0.18%	0.10%	0.53%		0.53%	0.26%
Portfolio Turnover of the Portfolio	1	%(4)	2%	2%	3%		3%	6%

(1)	Computed using average shares outstanding.
(2)	Less than $0.001 per share.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.2

June 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$10.390		$10.470	$9.420	$7.780	$11.820	$11.470

Income (Loss) From Operations

Net investment income(1)	$0.020		$0.022	$0.010	$0.039	$0.054	$0.031
Net realized and unrealized gain (loss)	0.870		(0.075)	1.053	1.653	(4.032)	0.356

Total income (loss) from operations	$0.890		$(0.053)	$1.063	$1.692	$(3.978)	$0.387

Less Distributions

From net investment income	$—		$(0.027)	$(0.013)	$(0.051)	$(0.062)	$(0.037)
Tax return of capital	—		—	—	(0.001)	—	(0.000	)(2)

Total distributions	$—		$(0.027)	$(0.013)	$(0.052)	$(0.062)	$(0.037)

Net asset value — End of period	$11.280		$10.390	$10.470	$9.420	$7.780	$11.820

Total Return(3)	8.57	%(4)	(0.50)%	11.28%	21.74%	(33.65)%	3.37%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$133,255		$130,802	$154,493	$168,916	$173,161	$338,284
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.78	%(7)	1.80%	1.80%	1.84%	1.77%	1.71%
Net investment income	0.37	%(7)	0.21%	0.11%	0.49%	0.53%	0.26%
Portfolio Turnover of the Portfolio	1	%(4)	2%	2%	3%	3%	6%

(1)	Computed using average shares outstanding.
(2)	Less than $0.001 per share.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.2

June 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$10.650		$10.740	$9.660	$7.970	$12.160	$11.790

Income (Loss) From Operations

Net investment income(1)	$0.080		$0.135	$0.103	$0.115	$0.127	$0.145
Net realized and unrealized gain (loss)	0.880		(0.084)	1.095	1.716	(4.132)	0.385

Total income (loss) from operations	$0.960		$0.051	$1.198	$1.831	$(4.005)	$0.530

Less Distributions

From net investment income	$—		$(0.141)	$(0.118)	$(0.139)	$(0.185)	$(0.158)
Tax return of capital	—		—	—	(0.002)	—	(0.002)

Total distributions	$—		$(0.141)	$(0.118)	$(0.141)	$(0.185)	$(0.160)

Net asset value — End of period	$11.610		$10.650	$10.740	$9.660	$7.970	$12.160

Total Return(2)	9.01	%(3)	0.48%	12.40%	22.96%	(32.92)%	4.48%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$23,096		$21,058	$11,701	$9,627	$3,160	$14,398
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.79	%(6)	0.79%	0.80%	0.85%	0.77%	0.71%
Net investment income	1.41	%(6)	1.26%	1.04%	1.38%	1.25%	1.18%
Portfolio Turnover of the Portfolio	1	%(3)	2%	2%	3%	3%	6%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.1 (Tax-Managed Growth Fund 1.1) and Eaton Vance Tax-Managed Growth Fund 1.2 (Tax-Managed Growth Fund 1.2) (Each a Fund, and collectively the Funds) are diversified series of the Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Each Fund currently offers Class A, Class B, Class C and Class I shares. Tax-Managed Growth Fund 1.1 Class S shares were issued in a one-time offering and are exempt from registration under the Securities Act of 1933. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Tax-Managed Growth Fund 1.1 is closed to new accounts. Each class represents pro-rata interest in each Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of a Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. Each Fund typically invests all of its investable assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Funds. The value of the each Fund’s investment in the Portfolio reflects the Funds’ proportionate interest in the net assets of the Portfolio (14.0% and 5.6% for Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Fund 1.2, respectively, at June 30, 2012). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — Each Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2011, Tax-Managed Growth Fund 1.1, for federal income tax purposes, had realized capital losses of $2,624,873 and Tax-Managed Growth Fund 1.2 had a capital loss carryforwards of $17,696,108 and realized capital losses of $1,235,492 which will reduce each Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve each Fund of any liability for federal income or excise tax.

The amounts and expiration dates of the Tax-Managed Growth Fund 1.2 capital loss carryforwards are as follows:

Amount	Expiration Date

$1,943,650	December 31, 2013
$5,627,596	December 31, 2016
$10,124,862	December 31, 2017

For tax years beginning after December 22, 2010, current year net realized capital losses are treated as arising on the first day of the Fund’s next taxable year. Such capital losses are treated as realized prior to the utilization of the capital loss carryforward.

As of June 30, 2012, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of each Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Funds. EVM receives no compensation from Tax-Managed Growth Fund 1.1 for such services. For Tax-Managed Growth Fund 1.2, EVM receives a fee computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2012, the administration fee for Tax-Managed Growth Fund 1.2 amounted to $347,493. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Funds and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds for the six months ended June 30, 2012. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended June 30, 2012 were as follows:

	EVM’s Sub-Transfer	EVD’s Class A
Fund	Agent Fees	Sales Charges

Tax-Managed Growth Fund 1.1	$48,665	$6,484
Tax-Managed Growth Fund 1.2	16,564	10,454

Except for Trustees of the Funds and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Certain officers and Trustees of the Funds and the Portfolio are officers of the above organizations.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

4 Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2012 for Class A shares amounted to the following:

Class A
Distribution and
Fund	Service Fees

Tax-Managed Growth Fund 1.1	$1,120,721
Tax-Managed Growth Fund 1.2	360,899

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by Tax-Managed Growth Fund 1.1 for Class B and Class C shares sold, respectively, and 6.25% of the aggregate amount received by Tax-Managed Growth 1.2 for both Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2012, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% of the average daily net assets of each Fund’s Class B and Class C shares:

	Class B	Class C
Fund	Distribution Fees	Distribution Fees

Tax-Managed Growth Fund 1.1	$64,690	$871,774
Tax-Managed Growth Fund 1.2	63,605	507,239

At June 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

Fund	Class B	Class C

Tax-Managed Growth Fund 1.1	$39,553,000	$107,343,000
Tax-Managed Growth Fund 1.2	13,995,000	30,983,000

Pursuant to the Class B and Class C Plans, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2012 amounted to the following:

	Class B	Class C
Fund	Service Fees	Service Fees

Tax-Managed Growth Fund 1.1	$21,563	$290,591
Tax-Managed Growth Fund 1.2	21,202	169,080

Pursuant to a servicing agreement, the Tax-Managed Growth Fund 1.1 pays EVD a service fee of 0.10% per annum of its average daily net assets attributable to Class S shares, all of which is paid by EVD to a subagent. Service fees paid or accrued for the six months ended June 30, 2012 amounted to $5,468 for Class S shares.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Funds’ Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Funds. For the six months ended June 30, 2012, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B, and Class C shareholders:

Fund	Class A	Class B	Class C

Tax-Managed Growth Fund 1.1	$839	$15,423	$795
Tax-Managed Growth Fund 1.2	1,789	10,588	747

6 Investment Transactions

For the six months ended June 30, 2012, increases and decreases in each Fund’s investment in the Portfolio aggregated, as follows:

Fund	Increases	Decreases

Tax-Managed Growth Fund 1.1	$59,433	$95,671,362
Tax-Managed Growth Fund 1.2	1,715,912	34,690,848

Decreases in each Fund’s investment in the Portfolio include distributions of common stock as the result of redemptions in-kind, as follows:

Redemptions
Fund	in-kind

Tax-Managed Growth 1.1	$80,940,938
Tax-Managed Growth 1.2	28,129,851

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

7 Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Tax-Managed Growth Fund 1.1
	Six Months Ended
	June 30, 2012	Year Ended
Class A	(Unaudited)	December 31, 2011

Sales	62,518	178,221
Issued to shareholders electing to receive payments of distributions in Fund shares	—	371,080
Redemptions	(2,458,940)	(6,361,497)
Exchange from Class B shares	155,518	421,724

Net decrease	(2,240,904)	(5,390,472)

	Six Months Ended
	June 30, 2012	Year Ended
Class B	(Unaudited)	December 31, 2011

Sales	814	32,412
Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,354
Redemptions	(67,457)	(166,001)
Exchange to Class A shares	(159,573)	(434,679)

Net decrease	(226,216)	(566,914)

	Six Months Ended
	June 30, 2012	Year Ended
Class C	(Unaudited)	December 31, 2011

Sales	31,496	72,466
Issued to shareholders electing to receive payments of distributions in Fund shares	—	45,995
Redemptions	(815,890)	(1,741,356)

Net decrease	(784,394)	(1,622,895)

	Six Months Ended
	June 30, 2012	Year Ended
Class I	(Unaudited)	December 31, 2011

Sales	3,146,012	7,859,865
Issued to shareholders electing to receive payments of distributions in Fund shares	—	5,639
Redemptions	(3,542,159)	(7,347,956)

Net increase (decrease)	(396,147)	517,548

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	June 30, 2012	Year Ended
Class S	(Unaudited)	December 31, 2011

Issued to shareholders electing to receive payments of distributions in Fund shares	—	497
Redemptions	(83,128)	(31,006)

Net decrease	(83,128)	(30,509)

Tax-Managed Growth Fund 1.2
	Six Months Ended
	June 30, 2012	Year Ended
Class A	(Unaudited)	December 31, 2011

Sales	538,598	924,593
Issued to shareholders electing to receive payments of distributions in Fund shares	—	233,854
Redemptions	(2,423,350)	(7,333,924)
Exchange from Class B shares	434,330	1,355,976

Net decrease	(1,450,422)	(4,819,501)

	Six Months Ended
	June 30, 2012	Year Ended
Class B	(Unaudited)	December 31, 2011

Sales	3,574	64,356
Redemptions	(166,527)	(612,752)
Exchange to Class A shares	(441,799)	(1,385,911)

Net decrease	(604,752)	(1,934,307)

	Six Months Ended
	June 30, 2012	Year Ended
Class C	(Unaudited)	December 31, 2011

Sales	153,333	442,192
Issued to shareholders electing to receive payments of distributions in Fund shares	—	26,584
Redemptions	(921,418)	(2,636,419)

Net decrease	(768,085)	(2,167,643)

	Six Months Ended
	June 30, 2012	Year Ended
Class I	(Unaudited)	December 31, 2011

Sales	2,882,947	8,617,562
Issued to shareholders electing to receive payments of distributions in Fund shares	—	17,596
Redemptions	(2,871,056)	(7,747,179)

Net increase	11,891	887,979

Tax-Managed Growth Portfolio

June 30, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value

Aerospace & Defense — 3.4%

Boeing Co. (The)	934,567	$69,438,328
General Dynamics Corp.	433,594	28,599,860
Honeywell International, Inc.	289,608	16,171,711
Huntington Ingalls Industries, Inc.(1)	2,546	102,451
Lockheed Martin Corp.	16,042	1,396,937
Northrop Grumman Corp.	15,277	974,520
Precision Castparts Corp.	4,749	781,163
Raytheon Co.	53,403	3,022,076
Rockwell Collins, Inc.	157,787	7,786,788
Textron, Inc.	33,277	827,599
United Technologies Corp.	2,061,130	155,677,149

		$284,778,582

Air Freight & Logistics — 0.7%

C.H. Robinson Worldwide, Inc.	2,207	$129,176
FedEx Corp.	262,219	24,021,883
United Parcel Service, Inc., Class B	383,848	30,231,868

		$54,382,927

Auto Components — 0.2%

Johnson Controls, Inc.	743,438	$20,600,667
WABCO Holdings, Inc.(1)	1,156	61,187

		$20,661,854

Automobiles — 0.0%(2)

Daimler AG	17,284	$774,116
Harley-Davidson, Inc.	800	36,584

		$810,700

Beverages — 5.1%

Beam, Inc.	88,199	$5,511,556
Coca-Cola Co. (The)	2,626,467	205,363,455
Coca-Cola Enterprises, Inc.	31,501	883,288
Molson Coors Brewing Co., Class B	186,000	7,739,460
PepsiCo, Inc.	2,831,702	200,088,063

		$419,585,822

Biotechnology — 2.2%

Amgen, Inc.	2,263,193	$165,303,617
Biogen Idec, Inc.(1)	3,543	511,538
Gilead Sciences, Inc.(1)	238,742	12,242,690

		$178,057,845

Building Products — 0.0%(2)

Fortune Brands Home & Security, Inc.(1)	11,600	$258,332

		$258,332

Capital Markets — 3.5%

Ameriprise Financial, Inc.	188,681	$9,860,469
Bank of New York Mellon Corp. (The)	816,267	17,917,061
Charles Schwab Corp. (The)	684,916	8,855,964
E*TRADE Financial Corp.(1)	4,593	36,928
Franklin Resources, Inc.	539,468	59,875,553
Goldman Sachs Group, Inc. (The)	520,182	49,864,647
Legg Mason, Inc.	96,941	2,556,334
Morgan Stanley	2,578,150	37,615,209
Northern Trust Corp.	709,098	32,632,690
State Street Corp.	759,049	33,883,947
T. Rowe Price Group, Inc.	492,243	30,991,619
UBS AG(1)	29,488	345,304
Waddell & Reed Financial, Inc., Class A	273,635	8,285,668

		$292,721,393

Chemicals — 1.7%

Air Products and Chemicals, Inc.	7,660	$618,392
Ashland, Inc.	30,391	2,106,400
Dow Chemical Co. (The)	152,627	4,807,751
E.I. du Pont de Nemours & Co.	926,134	46,834,596
Ecolab, Inc.	445,515	30,531,143
Monsanto Co.	492,901	40,802,345
PPG Industries, Inc.	109,400	11,609,528

		$137,310,155

Commercial Banks — 3.1%

Bank of Montreal	26,370	$1,457,206
BB&T Corp.	881,417	27,191,714
Comerica, Inc.	126,791	3,893,752
Fifth Third Bancorp	978,637	13,113,736
HSBC Holdings PLC	220,592	1,951,591
HSBC Holdings PLC ADR	424	18,711
KeyCorp	111,353	861,872
M&T Bank Corp.	17,293	1,427,883
PNC Financial Services Group, Inc.	129,064	7,887,101
Regions Financial Corp.	216,147	1,458,992
Royal Bank of Canada	148,562	7,609,346
Societe Generale(1)	478,448	11,219,404
SunTrust Banks, Inc.	269,585	6,532,045
Synovus Financial Corp.	10,960	21,701
Toronto-Dominion Bank (The)	14,822	1,159,525

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Commercial Banks (continued)

U.S. Bancorp	2,497,117	$80,307,283
Wells Fargo & Co.	2,599,218	86,917,850
Zions Bancorporation	38,805	753,593

		$253,783,305

Commercial Services & Supplies — 0.1%

Cintas Corp.	56,526	$2,182,469
Pitney Bowes, Inc.	15,870	237,574
Waste Management, Inc.	108,716	3,631,114

		$6,051,157

Communications Equipment — 2.6%

Cisco Systems, Inc.	1,296,399	$22,259,171
Juniper Networks, Inc.(1)	378,780	6,177,902
Motorola Solutions, Inc.	50,718	2,440,043
Nokia Oyj ADR	192	398
QUALCOMM, Inc.	3,226,865	179,671,843
Telefonaktiebolaget LM Ericsson, Class B ADR	55,803	509,481

		$211,058,838

Computers & Peripherals — 4.5%

Apple, Inc.(1)	403,206	$235,472,304
Dell, Inc.(1)	3,911,409	48,970,841
EMC Corp.(1)	2,797,592	71,702,283
Hewlett-Packard Co.	83,558	1,680,351
Lexmark International, Inc., Class A	9,624	255,806
NetApp, Inc.(1)	414,967	13,204,250

		$371,285,835

Construction Materials — 0.0%(2)

Vulcan Materials Co.	22,102	$877,670

		$877,670

Consumer Finance — 1.0%

American Express Co.	854,522	$49,741,726
Capital One Financial Corp.	98,837	5,402,430
Discover Financial Services	830,375	28,714,368
SLM Corp.	10,200	160,242

		$84,018,766

Distributors — 0.1%

Genuine Parts Co.	188,424	$11,352,546

		$11,352,546

Diversified Consumer Services — 0.0%(2)

H&R Block, Inc.	22,181	$354,452

		$354,452

Diversified Financial Services — 1.9%

Bank of America Corp.	1,585,913	$12,972,768
CBOE Holdings, Inc.	40,000	1,107,200
Citigroup, Inc.	793,592	21,752,357
CME Group, Inc.	9,680	2,595,305
ING Groep NV ADR(1)	191,170	1,277,015
IntercontinentalExchange, Inc.(1)	13,162	1,789,769
JPMorgan Chase & Co.	3,109,997	111,120,193
Moody’s Corp.	179,602	6,564,453

		$159,179,060

Diversified Telecommunication Services — 0.4%

AT&T, Inc.	341,172	$12,166,193
CenturyLink, Inc.	4,871	192,356
Deutsche Telekom AG ADR	50,092	547,606
Frontier Communications Corp.	33,255	127,367
Verizon Communications, Inc.	379,094	16,846,937
Windstream Corp.	70,866	684,566

		$30,565,025

Electric Utilities — 0.1%

Duke Energy Corp.	47,340	$1,091,661
Exelon Corp.	9,202	346,179
Southern Co. (The)	68,451	3,169,281

		$4,607,121

Electrical Equipment — 1.2%

Emerson Electric Co.	2,013,344	$93,781,563
Rockwell Automation, Inc.	110,000	7,266,600

		$101,048,163

Electronic Equipment, Instruments & Components — 0.4%

Corning, Inc.	2,468,521	$31,917,977
Flextronics International, Ltd.(1)	148,554	921,035
TE Connectivity, Ltd.	9,230	294,529

		$33,133,541

Energy Equipment & Services — 1.3%

Baker Hughes, Inc.	136,681	$5,617,589
Halliburton Co.	846,351	24,027,905

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Energy Equipment & Services (continued)

Schlumberger, Ltd.	1,161,418	$75,387,642
Transocean, Ltd.	75,667	3,384,585

		$108,417,721

Food & Staples Retailing — 3.6%

Costco Wholesale Corp.	873,262	$82,959,890
CVS Caremark Corp.	1,361,063	63,602,474
Kroger Co. (The)	35,843	831,199
Sysco Corp.	426,047	12,700,461
Wal-Mart Stores, Inc.	1,889,578	131,741,378
Walgreen Co.	139,932	4,139,189

		$295,974,591

Food Products — 3.2%

Archer-Daniels-Midland Co.	1,269,512	$37,475,994
Campbell Soup Co.	36,170	1,207,355
D.E Master Blenders 1753 NV(1)	920,510	10,379,301
General Mills, Inc.	38,796	1,495,198
Hershey Co. (The)	498,451	35,903,425
Hillshire Brands Co.	184,102	5,337,117
Kraft Foods, Inc., Class A	172,373	6,657,045
McCormick & Co., Inc.	10,600	642,890
Nestle SA	2,695,187	160,843,018
Unilever NV	4,636	154,611

		$260,095,954

Health Care Equipment & Supplies — 0.9%

Bard (C.R.), Inc.	25,000	$2,686,000
Baxter International, Inc.	208,351	11,073,856
Becton, Dickinson and Co.	63,708	4,762,173
Boston Scientific Corp.(1)	36,529	207,120
CareFusion Corp.(1)	70,668	1,814,754
Covidien PLC	189,868	10,157,938
Intuitive Surgical, Inc.(1)	14,000	7,753,060
Medtronic, Inc.	390,521	15,124,878
St. Jude Medical, Inc.	66,365	2,648,627
Stryker Corp.	131,368	7,238,377
Varian Medical Systems, Inc.(1)	130,000	7,900,100
Zimmer Holdings, Inc.	56,276	3,621,923

		$74,988,806

Health Care Providers & Services — 0.8%

AmerisourceBergen Corp.	473,884	$18,647,335
Cardinal Health, Inc.	186,462	7,831,404
Cigna Corp.	56,667	2,493,348
Express Scripts Holding Co.(1)	383,306	21,399,974
Henry Schein, Inc.(1)	74,555	5,851,822
McKesson Corp.	2,384	223,500
PharMerica Corp.(1)	7,250	79,170
UnitedHealth Group, Inc.	83,696	4,896,216
WellPoint, Inc.	53,673	3,423,801

		$64,846,570

Hotels, Restaurants & Leisure — 3.0%

Carnival Corp.	533,768	$18,292,229
International Game Technology	459,500	7,237,125
Interval Leisure Group, Inc.	5,349	101,684
Marriott International, Inc., Class A	401,544	15,740,525
Marriott Vacations Worldwide Corp.(1)	2,597	80,455
McDonald’s Corp.	751,537	66,533,571
Starbucks Corp.	2,360,488	125,861,220
Yum! Brands, Inc.	210,518	13,561,570

		$247,408,379

Household Durables — 0.1%

D.R. Horton, Inc.	417,028	$7,664,975

		$7,664,975

Household Products — 1.8%

Clorox Co. (The)	7,570	$548,522
Colgate-Palmolive Co.	586,994	61,106,076
Kimberly-Clark Corp.	381,429	31,952,307
Procter & Gamble Co.	852,420	52,210,725

		$145,817,630

Independent Power Producers & Energy Traders — 0.0%(2)

AES Corp. (The)(1)	1,730	$22,196

		$22,196

Industrial Conglomerates — 2.3%

3M Co.	832,599	$74,600,871
Danaher Corp.	41,034	2,137,051
General Electric Co.	5,400,679	112,550,150
Tyco International, Ltd.	22,764	1,203,077

		$190,491,149

Insurance — 2.6%

Aegon NV ADR	5,088,862	$23,510,542
Aflac, Inc.	103,207	4,395,586

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance (continued)

Allstate Corp. (The)	964	$33,827
Aon PLC	25,900	1,211,602
Berkshire Hathaway, Inc., Class A(1)	494	61,722,830
Berkshire Hathaway, Inc., Class B(1)	938,987	78,245,787
Chubb Corp.	23,930	1,742,583
Cincinnati Financial Corp.	135,528	5,159,551
Hartford Financial Services Group, Inc.	10,762	189,734
Manulife Financial Corp.	65,344	711,596
Progressive Corp.	1,151,311	23,981,808
Torchmark Corp.	157,961	7,984,929
Travelers Companies, Inc. (The)	76,466	4,881,589

		$213,771,964

Internet & Catalog Retail — 0.6%

Amazon.com, Inc.(1)	211,982	$48,406,090

		$48,406,090

Internet Software & Services — 2.2%

Akamai Technologies, Inc.(1)	200,000	$6,350,000
AOL, Inc.(1)	5,317	149,302
eBay, Inc.(1)	1,260,217	52,941,716
Google, Inc., Class A(1)	212,261	123,126,238
IAC/InterActiveCorp	13,368	609,581
VeriSign, Inc.(1)	14,758	643,006

		$183,819,843

IT Services — 5.2%

Accenture PLC, Class A	2,738,000	$164,526,420
Automatic Data Processing, Inc.	769,761	42,844,897
Broadridge Financial Solutions, Inc.	1,652	35,138
Fidelity National Information Services, Inc.	63,590	2,167,147
Fiserv, Inc.(1)	33,595	2,426,231
International Business Machines Corp.	995,755	194,749,763
Paychex, Inc.	755,605	23,733,553
Total System Services, Inc.	32,405	775,452
Western Union Co.	54,638	920,104

		$432,178,705

Leisure Equipment & Products — 0.0%(2)

Mattel, Inc.	22,565	$732,009

		$732,009

Life Sciences Tools & Services — 0.2%

Agilent Technologies, Inc.	445,580	$17,484,559
Thermo Fisher Scientific, Inc.	18,700	970,717

		$18,455,276

Machinery — 3.7%

Caterpillar, Inc.	104,543	$8,876,746
Deere & Co.	2,623,301	212,146,352
Dover Corp.	362,793	19,449,333
Illinois Tool Works, Inc.	1,168,140	61,782,924
Parker Hannifin Corp.	7,953	611,427

		$302,866,782

Media — 3.9%

CBS Corp., Class B	68,701	$2,252,019
Comcast Corp., Class A	201,884	6,454,232
Comcast Corp., Special Class A	1,667,331	52,354,193
DIRECTV, Class A(1)	20,703	1,010,720
Discovery Communications, Inc., Class A(1)	7,555	407,970
Discovery Communications, Inc., Class C(1)	7,555	378,430
Gannett Co., Inc.	5,643	83,121
McGraw-Hill Cos., Inc. (The)	86,290	3,883,050
News Corp., Class A	97	2,162
Omnicom Group, Inc.	112,077	5,446,942
Time Warner Cable, Inc.	12,324	1,011,800
Time Warner, Inc.	365,728	14,080,528
Viacom, Inc., Class B	48,938	2,301,065
Walt Disney Co. (The)	4,844,895	234,977,408

		$324,643,640

Metals & Mining — 0.3%

Alcoa, Inc.	52,760	$461,650
Freeport-McMoRan Copper & Gold, Inc.	450,000	15,331,500
Nucor Corp.	230,000	8,717,000

		$24,510,150

Multiline Retail — 0.4%

JC Penney Co., Inc.	125,000	$2,913,750
Target Corp.	514,679	29,949,171

		$32,862,921

Oil, Gas & Consumable Fuels — 6.5%

Anadarko Petroleum Corp.	922,342	$61,059,040
Apache Corp.	1,671,064	146,869,815
BP PLC ADR	192,668	7,810,761

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Chevron Corp.	603,498	$63,669,039
ConocoPhillips	292,584	16,349,594
Devon Energy Corp.	568,677	32,977,579
Exxon Mobil Corp.	2,173,773	186,009,756
Hess Corp.	39,579	1,719,708
Marathon Oil Corp.	171,639	4,388,809
Marathon Petroleum Corp.	85,819	3,854,990
Murphy Oil Corp.	78,679	3,956,767
Phillips 66(1)	146,530	4,870,657
Royal Dutch Shell PLC ADR, Class A	76,110	5,132,097
Royal Dutch Shell PLC ADR, Class B	9,594	670,908
Spectra Energy Corp.	8,313	241,576
Williams Cos., Inc.	2,000	57,640
WPX Energy, Inc.(1)	666	10,776

		$539,649,512

Personal Products — 0.0%(2)

Estee Lauder Cos., Inc. (The), Class A	26,070	$1,410,908

		$1,410,908

Pharmaceuticals — 8.8%

Abbott Laboratories	2,207,552	$142,320,877
Allergan, Inc.	238,962	22,120,712
Bristol-Myers Squibb Co.	1,500,706	53,950,381
Eli Lilly & Co.	1,018,969	43,723,960
GlaxoSmithKline PLC ADR	455,612	20,762,239
Johnson & Johnson	2,322,446	156,904,452
Merck & Co., Inc.	1,125,346	46,983,195
Novo Nordisk A/S ADR	249,848	36,312,908
Pfizer, Inc.	5,821,292	133,889,716
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	65,939,184
Watson Pharmaceuticals, Inc.(1)	20,000	1,479,800

		$724,387,424

Real Estate Investment Trusts (REITs) — 0.0%(2)

Weyerhaeuser Co.	1,223	$27,346

		$27,346

Road & Rail — 0.2%

Norfolk Southern Corp.	24,192	$1,736,260
Union Pacific Corp.	132,257	15,779,582

		$17,515,842

Semiconductors & Semiconductor Equipment — 4.0%

Analog Devices, Inc.	560,289	$21,106,087
Applied Materials, Inc.	1,065,614	12,211,936
Broadcom Corp., Class A(1)	897,422	30,332,864
Cypress Semiconductor Corp.(1)	52,742	697,249
Intel Corp.	8,518,380	227,014,827
Linear Technology Corp.	18,494	579,417
Maxim Integrated Products, Inc.	223,099	5,720,258
NVIDIA Corp.(1)	284,500	3,931,790
Texas Instruments, Inc.	897,287	25,743,164
Xilinx, Inc.	50,186	1,684,744

		$329,022,336

Software — 4.0%

Activision Blizzard, Inc.	846,350	$10,147,737
Adobe Systems, Inc.(1)	409,776	13,264,449
CA, Inc.	45,408	1,230,103
Citrix Systems, Inc.(1)	10,439	876,250
Microsoft Corp.	3,196,511	97,781,271
Oracle Corp.	6,879,987	204,335,614
Symantec Corp.(1)	163,117	2,383,139

		$330,018,563

Specialty Retail — 3.6%

Best Buy Co., Inc.	143,633	$3,010,548
Gap, Inc. (The)	89,138	2,438,816
Home Depot, Inc. (The)	2,345,196	124,271,936
Limited Brands, Inc.	41,877	1,781,029
Lowe’s Companies, Inc.	655,831	18,651,833
Staples, Inc.	165,237	2,156,343
TJX Companies, Inc. (The)	3,402,810	146,082,633

		$298,393,138

Textiles, Apparel & Luxury Goods — 2.8%

Coach, Inc.	142,800	$8,350,944
Hanesbrands, Inc.(1)	198,139	5,494,394
NIKE, Inc., Class B	2,437,028	213,922,318
VF Corp.	12,000	1,601,400

		$229,369,056

Tobacco — 0.3%

Altria Group, Inc.	112,926	$3,901,593
Philip Morris International, Inc.	206,635	18,030,970

		$21,932,563

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Wireless Telecommunication Services — 0.1%

America Movil SAB de CV ADR, Series L	61,000	$1,589,660
Sprint Nextel Corp.(1)	135,160	440,622
Vodafone Group PLC ADR	182,074	5,130,845

		$7,161,127

Total Common Stocks
(identified cost $5,476,684,660)		$8,132,746,255

Preferred Stocks — 0.0%(2)

Security	Shares	Value

Commercial Banks — 0.0%(2)

Wells Fargo & Co.(3)	166	$0

Total Preferred Stocks
(identified cost $4,929)		$0

Rights — 0.0%(2)

Security	Shares	Value

Pharmaceuticals — 0.0%(2)

Sanofi SA, Exp. 12/31/20(1)	6,984	$9,847

Total Rights
(identified cost $16,440)		$9,847

Short-Term Investments — 1.0%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(4)	$82,651	$82,650,905

Total Short-Term Investments
(identified cost $82,650,905)		$82,650,905

Total Investments — 99.6%
(identified cost $5,559,356,934)		$8,215,407,007

Other Assets, Less Liabilities — 0.4%		$37,094,281

Net Assets — 100.0%		$8,252,501,288

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 6).

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2012.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Unaffiliated investments, at value (identified cost, $5,476,706,029)	$8,132,756,102
Affiliated investments, at value (identified cost, $82,650,905)	82,650,905
Cash	14,219,532
Dividends receivable	12,237,355
Interest receivable from affiliated investment	6,224
Receivable for investments sold	12,592,490
Tax reclaims receivable	1,493,096

Total assets	$8,255,955,704

Liabilities

Payable to affiliates:
Investment adviser fee	$3,081,065
Trustees’ fees	17,000
Accrued expenses	356,351

Total liabilities	$3,454,416

Net Assets applicable to investors’ interest in Portfolio	$8,252,501,288

Sources of Net Assets

Investors’ capital	$5,596,346,906
Net unrealized appreciation	2,656,154,382

Total	$8,252,501,288

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Dividends (net of foreign taxes, $2,287,104)	$90,014,484
Interest allocated from affiliated investment	29,284
Expenses allocated from affiliated investment	(4,655)

Total investment income	$90,039,113

Expenses

Investment adviser fee	$19,284,827
Trustees’ fees and expenses	38,375
Custodian fee	595,243
Legal and accounting services	93,218
Miscellaneous	68,399

Total expenses	$20,080,062

Net investment income	$69,959,051

Realized and Unrealized Gain (Loss)

Net realized gain —
Investment transactions(1)	$240,983,137
Investment transactions allocated from affiliated investment	238
Foreign currency transactions	78,486

Net realized gain	$241,061,861

Change in unrealized appreciation (depreciation) —
Investments	$426,663,316
Foreign currency	(36,610)

Net change in unrealized appreciation (depreciation)	$426,626,706

Net realized and unrealized gain	$667,688,567

Net increase in net assets from operations	$737,647,618

(1)	Includes $253,387,190 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2012

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30, 2012	December 31, 2011
Increase (Decrease) in Net Assets	(Unaudited)	(Unaudited)

From operations —
Net investment income	$69,959,051	$132,247,891
Net realized gain from investment transactions and foreign currency transactions	241,061,861	229,176,225
Net change in unrealized appreciation (depreciation) from investments and foreign currency	426,626,706	(294,956,824)

Net increase in net assets from operations	$737,647,618	$66,467,292

Capital transactions —
Contributions	$41,704,725	$92,861,482
Withdrawals	(599,534,525)	(1,131,862,521)

Net decrease in net assets from capital transactions	$(557,829,800)	$(1,039,001,039)

Net increase (decrease) in net assets	$179,817,818	$(972,533,747)

Net Assets

At beginning of period	$8,072,683,470	$9,045,217,217

At end of period	$8,252,501,288	$8,072,683,470

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2012

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.48	%(2)	0.48%	0.48%	0.47%	0.45%	0.44%
Net investment income	1.67	%(2)	1.53%	1.43%	1.86%	1.84%	1.52%
Portfolio Turnover	1	%(3)	2%	2%	3%	3%	6%

Total Return	9.18	%(3)	0.80%	12.86%	23.32%	(32.76)%	4.72%

Net assets, end of period (000’s omitted)	$8,252,501		$8,072,683	$9,045,217	$9,479,479	$10,602,743	$19,864,161

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2012, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation held an interest of 7.5%, 14.0%, 5.6%, and 1.4% respectively, in the Portfolio. In addition, an unregistered fund advised by the adviser to the Portfolio held 71.5% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

Tax-Managed Growth Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Prior Period Adjustments — Subsequent to the issuance of the 2011 financial statements, management of Tax-Managed Growth Portfolio determined that the Portfolio’s capital transactions were misstated in the prior year as a result of misstatements in the recording of contributions and withdrawals. The correction of these misstatements results in offsetting decreases to the contributions and the withdrawals within the Statements of Changes in Net Assets of approximately $902,000,000 for the year ended December 31, 2011. These changes had no effect on the Portfolio’s net assets, net decrease in net assets from capital transactions, financial highlights, total return, taxable income or taxable realized gain (loss) of the Portfolio.

J Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Annual Fee Rate
Average Daily Net Assets For the Month	(for each level)

$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

Tax-Managed Growth Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2012, the Portfolio’s investment adviser fee amounted to $19,284,827, or 0.46% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $111,625,412 and $62,110,312, respectively, for the six months ended June 30, 2012. In addition, investors contributed securities with a value of $13,067,285 and investments having an aggregate market value of $576,490,461 at dates of withdrawal were distributed in payment for capital withdrawals, during the six months ended June 30, 2012.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,938,698,357

Gross unrealized appreciation	$6,278,900,589
Gross unrealized depreciation	(2,191,939)

Net unrealized appreciation	$6,276,708,650

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2012.

6 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Growth Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

At June 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$1,222,659,760	$—		$—	$1,222,659,760
Consumer Staples	983,974,450	160,843,018		—	1,144,817,468
Energy	648,067,233	—		—	648,067,233
Financials	990,330,839	13,170,995		—	1,003,501,834
Health Care	1,060,735,921	—		—	1,060,735,921
Industrials	957,392,934	—		—	957,392,934
Information Technology	1,890,517,661	—		—	1,890,517,661
Materials	162,697,975	—		—	162,697,975
Telecommunication Services	37,726,152	—		—	37,726,152
Utilities	4,629,317	—		—	4,629,317

Total Common Stocks	$7,958,732,242	$174,014,013	*	$—	$8,132,746,255

Preferred Stocks	$—	$—		$0	$0
Rights	9,847	—		—	9,847
Short-Term Investments	—	82,650,905		—	82,650,905

Total Investments	$7,958,742,089	$256,664,918		$0	$8,215,407,007

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the six months ended June 30, 2012 to require a reconciliation of Level 3 assets. All Level 3 investments held at December 31, 2011 and June 30, 2012 were valued at $0. At June 30, 2012 there were no investments transferred between Level 1 and Level 2 during the six months then ended.

7 Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC seeks to recover payments of the proceeds of the LBO. This adversary proceeding in the Bankruptcy Court has been stayed pending further order of the Bankruptcy Court. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.58% of net assets at June 30, 2012).

In addition, on June 2, 2011, another group of Tribune creditors filed multiple actions involving state law constructive fraudulent conveyance claims against former Tribune shareholders. The Portfolio also has been named in one or more of these lawsuits.

The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions will be expensed by the Portfolio as incurred.

Eaton Vance
Tax-Managed Growth Fund 1.1

June 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Eaton Vance
Tax-Managed Growth Fund 1.1

June 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.1 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance
Tax-Managed Growth Fund 1.1

June 30, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

Eaton Vance
Tax-Managed Growth Fund 1.2

June 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Eaton Vance
Tax-Managed Growth Fund 1.2

June 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.2 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance
Tax-Managed Growth Fund 1.2

June 30, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. The Board noted the Fund’s favorable longer-term performance record, and considered various factors that contributed to the Fund’s underperformance during more recent periods, including stock selection, sector allocation, and investments in large-capitalization equities. The Board also considered that the Adviser had taken steps to improve performance by restructuring key aspects of its equity group, including staffing modifications, as well as changes to the group’s internal management, research, risk oversight and investment processes. The Board noted that these actions were ongoing and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

Eaton Vance
Tax-Managed Growth Fund 1.1

June 30, 2012

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.1

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.*	Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Tax-Managed Growth Fund 1.2

June 30, 2012

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.2

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.2 and Tax-Managed Growth Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Funds 1.1 and 1.2
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4966-8/12	TGSRC1.1&2

Eaton Vance Large-Cap Core Research Fund Semiannual Report June 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2012
Eaton Vance
Large-Cap Core Research Fund

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Board of Trustees’ Contract Approval	27
Officers and Trustees	30
Important Notices	31

Eaton Vance
Large-Cap Core Research Fund
June 30, 2012
Performance1,2

Portfolio Manager Charles Gaffney

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception

Class A at NAV	11/1/2001	8.55%	1.83%	0.76%	5.74%	—
Class A with 5.75% Maximum Sales Charge	—	2.32	–4.03	–0.42	5.12	—
Class C at NAV	10/1/2009	8.15	1.05	—	—	7.51%
Class C with 1% Maximum Sales Charge	—	7.15	0.05	—	—	7.51
Class I at NAV	9/3/2008	8.62	2.04	—	—	2.87

S&P 500 Index	—	9.49%	5.45%	0.22%	5.33%	—

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

Gross				1.46%	2.21%	1.21%
Net				1.25	2.00	1.00
Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Apple, Inc.	6.8%
Exxon Mobil Corp.	3.0
Pfizer, Inc.	2.6
AT&T, Inc.	2.1
Philip Morris International, Inc.	2.1
Chevron Corp.	2.1
Comcast Corp., Class A	1.8
International Business Machines Corp.	1.8
Walt Disney Co. (The)	1.8
JPMorgan Chase & Co.	1.7

Total	25.8%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Large-Cap Core Research Fund
June 30, 2012
Endnotes and Additional Disclosures

[1]	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/13. Without the reimbursement, performance would have been lower.

[4]	Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Depictions do not reflect the Portfolio’s option positions. Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance
Large-Cap Core Research Fund

June 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 – June 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(1/1/12)	(6/30/12)	(1/1/12 – 6/30/12)		Ratio

Actual
Class A	$1,000.00	$1,085.50	$6.48	**	1.25%
Class C	$1,000.00	$1,081.50	$10.35	**	2.00%
Class I	$1,000.00	$1,086.20	$5.19	**	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.27	**	1.25%
Class C	$1,000.00	$1,014.90	$10.02	**	2.00%
Class I	$1,000.00	$1,019.90	$5.02	**	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

4

Eaton Vance
Large-Cap Core Research Fund

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Investment in Large-Cap Core Research Portfolio, at value (identified cost, $45,504,688)	$52,701,926
Receivable for Fund shares sold	26,820
Receivable from affiliate	5,947

Total assets	$52,734,693

Liabilities

Payable for Fund shares redeemed	$104,301
Payable to affiliates:
Distribution and service fees	11,901
Trustees’ fees	125
Accrued expenses	18,143

Total liabilities	$134,470

Net Assets	$52,600,223

Sources of Net Assets

Paid-in capital	$41,442,731
Accumulated net realized gain from Portfolio	3,787,366
Accumulated undistributed net investment income	172,888
Net unrealized appreciation from Portfolio	7,197,238

Total	$52,600,223

Class A Shares

Net Assets	$37,632,009
Shares Outstanding	2,672,939
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.08
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.94

Class C Shares

Net Assets	$5,374,645
Shares Outstanding	386,164
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.92

Class I Shares

Net Assets	$9,593,569
Shares Outstanding	680,580
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.10

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
5

Eaton Vance
Large-Cap Core Research Fund

June 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Dividends allocated from Portfolio (net of foreign taxes, $2,400)	$532,014
Interest allocated from Portfolio	192
Expenses allocated from Portfolio	(206,263)

Total investment income from Portfolio	$325,943

Expenses

Administration fee	$42,215
Distribution and service fees
Class A	48,660
Class C	27,507
Trustees’ fees and expenses	250
Custodian fee	10,055
Transfer and dividend disbursing agent fees	24,734
Legal and accounting services	11,558
Printing and postage	11,105
Registration fees	27,342
Miscellaneous	5,276

Total expenses	$208,702

Deduct —
Waiver and reimbursement of expenses by an affiliate	$57,549

Total expense reductions	$57,549

Net expenses	$151,153

Net investment income	$174,790

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$5,297,465
Written options	5,091

Net realized gain	$5,302,556

Change in unrealized appreciation (depreciation) —
Investments	$(448,909)
Written options	(1,567)
Foreign currency	(29)

Net change in unrealized appreciation (depreciation)	$(450,505)

Net realized and unrealized gain	$4,852,051

Net increase in net assets from operations	$5,026,841

See Notes to Financial Statements.
6

Eaton Vance
Large-Cap Core Research Fund

June 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2011

From operations —
Net investment income	$174,790	$459,345
Net realized gain (loss) from investment transactions, written options and foreign currency transactions	5,302,556	(93,754)
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	(450,505)	(1,717,521)

Net increase (decrease) in net assets from operations	$5,026,841	$(1,351,930)

Distributions to shareholders —
From net investment income
Class A	$(26,985)	$(278,330)
Class C	(3,797)	(9,379)
Class I	(8,366)	(158,141)

Total distributions to shareholders	$(39,148)	$(445,850)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,956,511	$17,136,770
Class C	782,551	4,692,691
Class I	421,865	7,565,859
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	24,866	255,657
Class C	3,389	8,340
Class I	6,456	106,936
Cost of shares redeemed
Class A	(7,725,312)	(16,730,710)
Class C	(1,129,032)	(774,520)
Class I	(7,571,064)	(9,639,781)

Net increase (decrease) in net assets from Fund share transactions	$(11,229,770)	$2,621,242

Net increase (decrease) in net assets	$(6,242,077)	$823,462

Net Assets

At beginning of period	$58,842,300	$58,018,838

At end of period	$52,600,223	$58,842,300

Accumulated undistributed net investment income included in net assets

At end of period	$172,888	$37,246

See Notes to Financial Statements.
7

Eaton Vance
Large-Cap Core Research Fund

June 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended December 31,				Year Ended October 31,
	June 30, 2012				Period Ended
	(Unaudited)		2011	2010	December 31, 2009(1)		2009	2008	2007

Net asset value — Beginning of period	$12.980		$13.350	$12.170	$11.280		$10.290	$15.440	$13.370

Income (Loss) From Operations

Net investment income(2)	$0.045		$0.098	$0.071	$0.020		$0.102	$0.092	$0.066
Net realized and unrealized gain (loss)	1.065		(0.373)	1.159	0.946		0.948	(4.784)	2.537

Total income (loss) from operations	$1.110		$(0.275)	$1.230	$0.966		$1.050	$(4.692)	$2.603

Less Distributions

From net investment income	$(0.010)		$(0.095)	$(0.050)	$(0.076)		$(0.060)	$(0.053)	$(0.052)
From net realized gain	—		—	—	—		—	(0.405)	(0.481)

Total distributions	$(0.010)		$(0.095)	$(0.050)	$(0.076)		$(0.060)	$(0.458)	$(0.533)

Net asset value — End of period	$14.080		$12.980	$13.350	$12.170		$11.280	$10.290	$15.440

Total Return(3)	8.55	%(4)	(2.06)%	10.11%	8.56	%(4)	10.32%	(31.29)%	20.12%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$37,632		$38,113	$38,877	$22,141		$22,264	$8,487	$6,241
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.25	%(7)	1.25%	1.25%	1.25	%(7)	1.25%	1.25%	1.25%
Net investment income	0.65	%(7)	0.74%	0.58%	0.99	%(7)	1.00%	0.70%	0.47%
Portfolio Turnover of the Portfolio	53	%(4)	64%	44%	10	%(4)	—	—	—
Portfolio Turnover of the Fund(8)	—		—	—	—		54%	76%	63%

(1)	For the two months ended December 31, 2009. The Fund changed its fiscal year end from October 31 to December 31.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The administrator waived its fees and subsidized certain operating expenses equal to 0.20%, 0.21%, 0.24% and 0.84% of average daily net assets for the six months ended June 30, 2012, the years ended December 31, 2011 and 2010 and the two months ended December 31, 2009, respectively. The investment adviser waived its investment adviser fee, the administrator waived its administration fee and the investment adviser subsidized certain operating expenses (equal to 0.93%, 1.54% and 2.10% of average daily net assets for the years ended October 31, 2009, 2008 and 2007, respectively). Absent the waivers and subsidy, total return would be lower.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

See Notes to Financial Statements.
8

Eaton Vance
Large-Cap Core Research Fund

June 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended December 31,
	June 30, 2012				Period Ended		Period Ended
	(Unaudited)		2011	2010	December 31, 2009(1)		October 31, 2009(2)

Net asset value — Beginning of period	$12.880		$13.270	$12.130	$11.280		$11.520

Income (Loss) From Operations

Net investment income (loss)(3)	$(0.007)		$0.005	$(0.017)	$(0.003)		$(0.011)
Net realized and unrealized gain (loss)	1.057		(0.371)	1.158	0.944		(0.229)

Total income (loss) from operations	$1.050		$(0.366)	$1.141	$0.941		$(0.240)

Less Distributions

From net investment income	$(0.010)		$(0.024)	$(0.001)	$(0.091)		$—

Total distributions	$(0.010)		$(0.024)	$(0.001)	$(0.091)		$—

Net asset value — End of period	$13.920		$12.880	$13.270	$12.130		$11.280

Total Return(4)	8.15	%(5)	(2.76)%	9.40%	8.34	%(5)	(2.08	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,375		$5,276	$1,637	$426		$55
Ratios (as a percentage of average daily net assets):
Expenses(6)	2.00	%(7)	2.00%	2.00%	2.00	%(7)	2.00	%(7)
Net investment income (loss)	(0.11	)%(7)	0.04%	(0.14)%	(0.14	)%(7)	(1.09	)%(7)
Portfolio Turnover of the Portfolio	53	%(5)	64%	44%	10	%(5)	—
Portfolio Turnover of the Fund(8)	—		—	—	—		54	%(9)

(1)	For the two months ended December 31, 2009. The Fund changed its fiscal year end from October 31 to December 31.
(2)	For the period from the commencement of operations, October 1, 2009, to October 31, 2009.
(3)	Computed using average shares outstanding.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	The administrator waived its fees and subsidized certain operating expenses equal to 0.20%, 0.21%, 0.24% and 0.84% of average daily net assets for the six months ended June 30, 2012, the years ended December 31, 2011 and 2010 and the two months ended December 31, 2009, respectively. The investment adviser waived its investment adviser fee, the administrator waived its administration fee and the investment adviser subsidized certain operating expenses (equal to 0.93% of average daily net assets for the period ended October 31, 2009). Absent the waivers and subsidy, total return would be lower.
(7)	Annualized.
(8)	Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.
(9)	For the Fund’s year ended October 31, 2009.

See Notes to Financial Statements.
9

Eaton Vance
Large-Cap Core Research Fund

June 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended December 31,
	June 30, 2012				Period Ended		Year Ended	Period Ended
	(Unaudited)		2011	2010	December 31, 2009(1)		October 31, 2009	October 31, 2008(2)

Net asset value — Beginning of period	$12.980		$13.360	$12.170	$11.290		$10.300	$13.070

Income (Loss) From Operations

Net investment income(3)	$0.061		$0.130	$0.103	$0.021		$0.120	$0.018
Net realized and unrealized gain (loss)	1.069		(0.379)	1.164	0.959		0.949	(2.788)

Total income (loss) from operations	$1.130		$(0.249)	$1.267	$0.980		$1.069	$(2.770)

Less Distributions

From net investment income	$(0.010)		$(0.131)	$(0.077)	$(0.100)		$(0.079)	$—

Total distributions	$(0.010)		$(0.131)	$(0.077)	$(0.100)		$(0.079)	$—

Net asset value — End of period	$14.100		$12.980	$13.360	$12.170		$11.290	$10.300

Total Return(4)	8.62	%(5)	(1.86)%	10.41%	8.67	%(5)	10.54%	(21.19	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,594		$15,454	$17,505	$7,317		$3,901	$1,345
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.00	%(7)	1.00%	1.00%	1.00	%(7)	1.00%	1.00	%(7)
Net investment income	0.87	%(7)	0.97%	0.84%	1.06	%(7)	1.16%	1.03	%(7)
Portfolio Turnover of the Portfolio	53	%(5)	64%	44%	10	%(5)	—	—
Portfolio Turnover of the Fund(8)	—		—	—	—		54%	76	%(9)

(1)	For the two months ended December 31, 2009. The Fund changed its fiscal year end from October 31 to December 31.
(2)	For the period from commencement of operations, September 3, 2008, to October 31, 2008.
(3)	Computed using average shares outstanding.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	The administrator waived its fees and subsidized certain operating expenses equal to 0.20%, 0.21%, 0.24% and 0.84% of average daily net assets for the six months ended June 30, 2012, the years ended December 31, 2011 and 2010 and the two months ended December 31, 2009, respectively. The investment adviser waived its investment adviser fee, the administrator waived its administration fee and the investment adviser subsidized certain operating expenses (equal to 0.93% and 1.54% of average daily net assets for the year ended October 31, 2009 and the period ended October 31, 2008, respectively). Absent the waivers and subsidy, total return would be lower.
(7)	Annualized.
(8)	Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.
(9)	For the Fund’s year ended October 31, 2008.

See Notes to Financial Statements.
10

Eaton Vance
Large-Cap Core Research Fund

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Large-Cap Core Research Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Core Research Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (28.2% at June 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $546,668 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2017 ($227,200) and December 31, 2018 ($319,468). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after December 31, 2011.

Additionally, at December 31, 2011, the Fund had a net capital loss of $356,407 attributable to security transactions incurred after October 31, 2011. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2012.

As of June 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

11

Eaton Vance
Large-Cap Core Research Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

I Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administration services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2012, the administration fee amounted to $42,215. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses exceed 1.25%, 2.00% and 1.00% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through April 30, 2013. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM waived fees and reimbursed expenses of $57,549 for the six months ended June 30, 2012. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2012, EVM earned $1,708 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,176 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2012. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2012 amounted to $48,660 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the six months ended June 30, 2012, the Fund paid or accrued to EVD $20,630 for Class C shares, representing 0.75% (annualized) of the average daily net assets of Class C shares. At June 30, 2012, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $337,000.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2012 amounted to $6,877 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based

12

Eaton Vance
Large-Cap Core Research Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2012, the Fund was informed that EVD received approximately $50 and $1,600 of CDSCs paid by Class A and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended June 30, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,427,338 and $12,866,579, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2012	Year Ended
Class A	(Unaudited)	December 31, 2011

Sales	281,083	1,271,214
Issued to shareholders electing to receive payments of distributions in Fund shares	1,701	19,732
Redemptions	(545,764)	(1,266,400)

Net increase (decrease)	(262,980)	24,546

	Six Months Ended
	June 30, 2012	Year Ended
Class C	(Unaudited)	December 31, 2011

Sales	56,911	344,715
Issued to shareholders electing to receive payments of distributions in Fund shares	234	652
Redemptions	(80,547)	(59,120)

Net increase (decrease)	(23,402)	286,247

	Six Months Ended
	June 30, 2012	Year Ended
Class I	(Unaudited)	December 31, 2011

Sales	29,970	575,885
Issued to shareholders electing to receive payments of distributions in Fund shares	441	8,267
Redemptions	(540,360)	(704,298)

Net decrease	(509,949)	(120,146)

13

Large-Cap Core Research Portfolio

June 30, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value

Aerospace & Defense — 2.5%

Boeing Co. (The)	37,337	$2,774,139
United Technologies Corp.	25,794	1,948,221

		$4,722,360

Beverages — 2.1%

Anheuser-Busch InBev NV ADR	26,215	$2,088,025
Beam, Inc.	28,811	1,800,399

		$3,888,424

Biotechnology — 2.7%

Celgene Corp.(1)	43,953	$2,820,024
Gilead Sciences, Inc.(1)	43,238	2,217,245

		$5,037,269

Capital Markets — 1.6%

Ameriprise Financial, Inc.	29,960	$1,565,710
Goldman Sachs Group, Inc. (The)	14,972	1,435,216

		$3,000,926

Chemicals — 2.6%

Celanese Corp., Series A	45,321	$1,569,013
LyondellBasell Industries NV, Class A	36,799	1,481,896
Monsanto Co.	20,879	1,728,363

		$4,779,272

Commercial Banks — 2.4%

KeyCorp	183,311	$1,418,827
Regions Financial Corp.	241,929	1,633,021
SunTrust Banks, Inc.	60,101	1,456,247

		$4,508,095

Commercial Services & Supplies — 0.7%

Waste Connections, Inc.	46,056	$1,377,996

		$1,377,996

Communications Equipment — 1.6%

QUALCOMM, Inc.	52,543	$2,925,594

		$2,925,594

Computers & Peripherals — 7.8%

Apple, Inc.(1)	21,798	$12,730,032
Hewlett-Packard Co.	93,265	1,875,559

		$14,605,591

Consumer Finance — 1.5%

American Express Co.	47,569	$2,768,991

		$2,768,991

Diversified Financial Services — 4.3%

Bank of America Corp.	316,313	$2,587,440
Citigroup, Inc.	82,697	2,266,725
JPMorgan Chase & Co.	88,195	3,151,207

		$8,005,372

Diversified Telecommunication Services — 3.2%

AT&T, Inc.	111,351	$3,970,777
CenturyLink, Inc.	49,972	1,973,394

		$5,944,171

Electric Utilities — 1.9%

Edison International	39,902	$1,843,473
NextEra Energy, Inc.	23,820	1,639,054

		$3,482,527

Energy Equipment & Services — 2.5%

Cameron International Corp.(1)	36,178	$1,545,162
Halliburton Co.	58,962	1,673,931
National Oilwell Varco, Inc.	21,943	1,414,007

		$4,633,100

Food & Staples Retailing — 0.9%

CVS Caremark Corp.	34,324	$1,603,961

		$1,603,961

Food Products — 2.9%

Hershey Co. (The)	19,987	$1,439,664
Kraft Foods, Inc., Class A	67,022	2,588,390
Mead Johnson Nutrition Co.	16,554	1,332,762

		$5,360,816

See Notes to Financial Statements.
14

Large-Cap Core Research Portfolio

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Equipment & Supplies — 3.2%

Covidien PLC	33,946	$1,816,111
Intuitive Surgical, Inc.(1)	3,390	1,877,348
Stryker Corp.	42,252	2,328,085

		$6,021,544

Health Care Providers & Services — 1.8%

AmerisourceBergen Corp.	37,002	$1,456,029
Humana, Inc.	25,667	1,987,652

		$3,443,681

Hotels, Restaurants & Leisure — 2.5%

Carnival Corp.	42,563	$1,458,634
Las Vegas Sands Corp.	28,340	1,232,507
McDonald’s Corp.	22,744	2,013,526

		$4,704,667

Household Products — 1.9%

Church & Dwight Co., Inc.	27,822	$1,543,286
Colgate-Palmolive Co.	18,714	1,948,128

		$3,491,414

Industrial Conglomerates — 1.1%

Danaher Corp.	38,342	$1,996,851

		$1,996,851

Insurance — 2.4%

Aflac, Inc.	34,155	$1,454,661
MetLife, Inc.	49,952	1,541,019
Prudential Financial, Inc.	29,941	1,450,043

		$4,445,723

Internet & Catalog Retail — 0.9%

Amazon.com, Inc.(1)	7,571	$1,728,838

		$1,728,838

Internet Software & Services — 2.5%

eBay, Inc.(1)	43,234	$1,816,260
Google, Inc., Class A(1)	4,895	2,839,443

		$4,655,703

IT Services — 3.8%

Accenture PLC, Class A	27,365	$1,644,363
International Business Machines Corp.	17,426	3,408,177
Visa, Inc., Class A	17,352	2,145,228

		$7,197,768

Life Sciences Tools & Services — 0.9%

Agilent Technologies, Inc.	44,455	$1,744,414

		$1,744,414

Machinery — 3.0%

Deere & Co.	24,852	$2,009,781
PACCAR, Inc.	57,360	2,247,939
Parker Hannifin Corp.	18,650	1,433,812

		$5,691,532

Media — 3.6%

Comcast Corp., Class A	106,717	$3,411,742
Walt Disney Co. (The)	69,580	3,374,630

		$6,786,372

Metals & Mining — 1.4%

Cliffs Natural Resources, Inc.	22,163	$1,092,415
Freeport-McMoRan Copper & Gold, Inc.	44,018	1,499,693

		$2,592,108

Multi-Utilities — 1.9%

PG&E Corp.	30,355	$1,374,171
Sempra Energy	30,482	2,099,600

		$3,473,771

Multiline Retail — 2.4%

Dollar General Corp.(1)	55,160	$3,000,152
Macy’s, Inc.	43,648	1,499,309

		$4,499,461

Oil, Gas & Consumable Fuels — 8.4%

Chevron Corp.	36,623	$3,863,727
EOG Resources, Inc.	27,113	2,443,152
Exxon Mobil Corp.	66,227	5,667,044
Occidental Petroleum Corp.	21,971	1,884,453
Range Resources Corp.	30,218	1,869,588

		$15,727,964

See Notes to Financial Statements.
15

Large-Cap Core Research Portfolio

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Pharmaceuticals — 3.6%

Pfizer, Inc.	213,857	$4,918,711
Teva Pharmaceutical Industries, Ltd. ADR	46,454	1,832,146

		$6,750,857

Real Estate Investment Trusts (REITs) — 2.1%

AvalonBay Communities, Inc.	13,830	$1,956,668
Boston Properties, Inc.	17,856	1,935,055

		$3,891,723

Road & Rail — 2.5%

Norfolk Southern Corp.	28,550	$2,049,034
Union Pacific Corp.	21,462	2,560,631

		$4,609,665

Semiconductors & Semiconductor Equipment — 0.7%

Analog Devices, Inc.	36,268	$1,366,216

		$1,366,216

Software — 3.1%

Microsoft Corp.	91,943	$2,812,536
Nuance Communications, Inc.(1)	63,288	1,507,520
Oracle Corp.	49,042	1,456,548

		$5,776,604

Specialty Retail — 1.6%

Home Depot, Inc. (The)	30,381	$1,609,889
Ross Stores, Inc.	21,730	1,357,473

		$2,967,362

Textiles, Apparel & Luxury Goods — 0.7%

Coach, Inc.	22,843	$1,335,859

		$1,335,859

Tobacco — 2.1%

Philip Morris International, Inc.	44,712	$3,901,569

		$3,901,569

Total Common Stocks
(identified cost $160,144,996)		$185,446,131

Call Options Purchased — 0.0%(2)

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Celanese Corp., Series A	450	$37.50	8/18/12	$40,500

Total Call Options Purchased
(identified cost $45,858)				$40,500

Put Options Purchased — 0.1%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Dollar General Corp.	550	$52.50	8/18/12	$68,750

Total Put Options Purchased
(identified cost $97,298)				$68,750

Short-Term Investments — 0.0%(2)

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	$68	$67,793

Total Short-Term Investments
(identified cost $67,793)		$67,793

Total Investments — 99.4%
(identified cost $160,355,945)		$185,623,174

Call Options Written — (0.1)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Celanese Corp., Series A	900	$40.00	8/18/12	$(31,500)
Dollar General Corp.	550	55.00	8/18/12	(88,000)

Total Call Options Written
(premiums received $112,984)				$(119,500)

Put Options Written — (0.0)%(2)

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Celanese Corp., Series A	450	$27.50	8/18/12	$(15,750)
Dollar General Corp.	550	47.00	8/18/12	(13,750)

Total Put Options Written
(premiums received $30,344)				$(29,500)

Other Assets, Less Liabilities — 0.7%				$1,326,637

Net Assets — 100.0%				$186,800,811

See Notes to Financial Statements.
16

Large-Cap Core Research Portfolio

June 30, 2012

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2012.

See Notes to Financial Statements.
17

Large-Cap Core Research Portfolio

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Unaffiliated investments, at value (identified cost, $160,288,152)	$185,555,381
Affiliated investment, at value (identified cost, $67,793)	67,793
Dividends receivable	265,883
Interest receivable from affiliated investment	18
Receivable for investments sold	15,694,743
Tax reclaims receivable	34,633

Total assets	$201,618,451

Liabilities

Notes payable	$200,000
Written options outstanding, at value (premiums received, $143,328)	149,000
Payable for investments purchased	14,321,174
Payable to affiliates:
Investment adviser fee	104,608
Trustees’ fees	2,203
Accrued expenses	40,655

Total liabilities	$14,817,640

Net Assets applicable to investors’ interest in Portfolio	$186,800,811

Sources of Net Assets

Investors’ capital	$161,539,906
Net unrealized appreciation	25,260,905

Total	$186,800,811

See Notes to Financial Statements.
18

Large-Cap Core Research Portfolio

June 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Dividends (net of foreign taxes, $9,199)	$1,972,753
Interest allocated from affiliated investment	686
Expenses allocated from affiliated investment	(108)

Total investment income	$1,973,331

Expenses

Investment adviser fee	$678,079
Trustees’ fees and expenses	4,593
Custodian fee	53,965
Legal and accounting services	19,435
Miscellaneous	6,804

Total expenses	$762,876

Net investment income	$1,210,455

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$16,299,691
Investment transactions allocated from affiliated investment	4
Written options	18,366

Net realized gain	$16,318,061

Change in unrealized appreciation (depreciation) —
Investments	$(49,414)
Written options	(5,672)
Foreign currency	(128)

Net change in unrealized appreciation (depreciation)	$(55,214)

Net realized and unrealized gain	$16,262,847

Net increase in net assets from operations	$17,473,302

See Notes to Financial Statements.
19

Large-Cap Core Research Portfolio

June 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2011

From operations —
Net investment income	$1,210,455	$2,751,641
Net realized gain from investment transactions, written options and foreign currency transactions	16,318,061	1,033,472
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	(55,214)	(7,417,354)

Net increase (decrease) in net assets from operations	$17,473,302	$(3,632,241)

Capital transactions —
Contributions	$3,105,203	$35,679,422
Withdrawals	(38,283,461)	(50,395,779)

Net decrease in net assets from capital transactions	$(35,178,258)	$(14,716,357)

Net decrease in net assets	$(17,704,956)	$(18,348,598)

Net Assets

At beginning of period	$204,505,767	$222,854,365

At end of period	$186,800,811	$204,505,767

See Notes to Financial Statements.
20

Large-Cap Core Research Portfolio

June 30, 2012

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2012				Period Ended
Ratios/Supplemental Data	(Unaudited)		2011	2010	December 31, 2009(1)

Ratios (as a percentage of average daily net assets):
Expenses(2)	0.73	%(3)	0.73%	0.73%	0.86	%(3)
Net investment income	1.16	%(3)	1.25%	1.09%	1.19	%(3)
Portfolio Turnover	53	%(4)	64%	44%	10	%(4)

Total Return	8.82	%(4)	(1.55)%	10.68%	8.63	%(4)

Net assets, end of period (000’s omitted)	$186,801		$204,506	$222,854	$214,153

(1)	For the period from the start of business, November 1, 2009, to December 31, 2009.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Annualized.
(4)	Not annualized.

See Notes to Financial Statements.
21

Large-Cap Core Research Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Large-Cap Core Research Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2012, Eaton Vance Large-Cap Core Research Fund and Eaton Vance Balanced Fund held an interest of 28.2% and 68.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

22

Large-Cap Core Research Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

K Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, and is payable

23

Large-Cap Core Research Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

monthly. On net assets of $500 million and over, the annual fee is reduced. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2012, the Portfolio’s investment adviser fee amounted to $678,079 or 0.65% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $108,801,837 and $139,074,354, respectively, for the six months ended June 30, 2012.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$162,505,583

Gross unrealized appreciation	$27,391,617
Gross unrealized depreciation	(4,274,026)

Net unrealized appreciation	$23,117,591

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at June 30, 2012 is included in the Portfolio of Investments.

Written options activity for the six months ended June 30, 2012 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	—	$—
Options written	2,690	167,324
Options terminated in closing purchase transactions	(240)	(23,996)

Outstanding, end of period	2,450	$143,328

At June 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into option transactions or a combination of option transactions on individual securities that it holds to seek return and/or to seek to reduce the Fund’s exposure to a decline in the stock price. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives.

24

Large-Cap Core Research Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2012 was as follows:

	Fair Value

Derivative	Asset Derivative		Liability Derivative

Purchased Options	$109,250	(1)	$—
Written Options	—		(149,000	)(2)

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.
(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2012 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income(1)	Derivatives Recognized in Income(2)

Purchased Options	$—	$(33,906)
Written Options	18,366	(5,672)

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Written options, respectively.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Written options, respectively.

The purchased options contracts outstanding at June 30, 2012 are representative of the volume of this derivative type for the six months then ended.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. At June 30, 2012, the Portfolio had a balance outstanding pursuant to this line of credit of $200,000 at an interest rate of 1.15%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at June 30, 2012. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 7) at June 30, 2012. The Portfolio’s average borrowings or allocated fees during the six months ended June 30, 2012 were not significant.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

25

Large-Cap Core Research Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

At June 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$185,446,131 *	$—	$—	$185,446,131
Call Options Purchased	40,500	—	—	40,500
Put Options Purchased	68,750	—	—	68,750
Short-Term Investments	—	67,793	—	67,793

Total Investments	$185,555,381	$67,793	$—	$185,623,174

Liability Description

Call Options Written	$(119,500)	$—	$—	$(119,500)
Put Options Written	(29,500)	—	—	(29,500)

Total	$(149,000)	$—	$—	$(149,000)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance
Large-Cap Core Research Fund

June 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

27

Eaton Vance
Large-Cap Core Research Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Large-Cap Core Research Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Large-Cap Core Research Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in foreign markets. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

28

Eaton Vance
Large-Cap Core Research Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, and five-year periods ended September 30, 2011 for the Fund. The Board noted the Fund’s favorable longer-term performance record, and considered various factors that contributed to the Fund’s underperformance during more recent periods, including stock selection, sector allocation, and investments in large-capitalization equities. The Board also considered that the Adviser had taken steps to improve performance by restructuring key aspects of its equity group, including staffing modifications, as well as changes to the group’s internal management, research, risk oversight and investment processes. The Board noted that these actions were ongoing and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

29

Eaton Vance
Large-Cap Core Research Fund

June 30, 2012

Officers and Trustees

Officers of Eaton Vance Large-Cap Core Research Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Large-Cap Core Research Portfolio

Charles B. Gaffney President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Large-Cap Core Research Fund and Large-Cap Core Research Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

30

Eaton Vance
Large-Cap Core Research Fund

June 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser of Large-Cap Core Research Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Large-Cap Core Research Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1325-8/12	ERSRC

Eaton Vance Parametric Structured Commodity Strategy Fund Semiannual Report June 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2012
Eaton Vance
Parametric Structured Commodity Strategy Fund

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Officers and Trustees	18
Important Notices	19

Eaton Vance
Parametric Structured Commodity Strategy Fund
June 30, 2012
Performance1,2

Portfolio Managers David Stein, Ph.D. and Thomas Seto, each of Parametric Portfolio Associates, LLC

% Average Annual Total Returns	Inception Date	Six Months	One Year	Since Inception

Class A at NAV	1/3/2012	—	—	–5.33%
Class A with 4.75% Maximum Sales Charge	—	—	—	–9.84
Class I at NAV	5/25/2011	–3.01%	–15.01%	–14.98

Dow Jones-UBS Commodity Index Total Return	5/25/2011	–3.70%	–14.32%	–15.83%

% Total Annual Operating Expense Ratios[3]			Class A	Class I

Gross			2.90%	2.65%
Net			1.00	0.75
Fund Profile

Commodity Exposure by Investment (% of net assets)

Commodity Exposure (% of net assets)4

Energy	26.54%
Unleaded Gasoline	7.72
Gas Oil	7.49
Natural Gas	7.45
Crude Oil-WTI	1.93
Crude Oil-Brent	1.89
Heating Oil	0.06

Industrial Metals	25.97
Aluminum	7.52
Copper	7.24
Lead	3.86
Nickel	3.80
Zinc	3.55

Agriculture	24.91%
Sugar	4.01
Wheat	4.01
Corn	3.98
Soybeans	3.73
Soybean Oil	3.66
Coffee	1.97
Cocoa	1.82
Cotton	1.73

Precious Metals	12.70
Gold	7.10
Silver	3.88
Platinum	1.72

Livestock	5.46
Live Cattle	3.64
Lean Hogs	1.82
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Parametric Structured Commodity Strategy Fund
June 30, 2012

Endnotes and Additional Disclosures

[1]	Dow Jones-UBS Commodity Index Total Return is designed to provide diversified commodity exposure, with weightings based on each underlying commodity’s liquidity and economic significance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/13. Without the reimbursement, performance would have been lower.

[4]	Commodity Exposure reflects the Fund’s exposure to commodity indices through total return swaps (derived based on notional amounts plus or minus unrealized appreciation (depreciation)) and the exchange-traded notes.

Fund profile subject to change due to active management.

3

Eaton Vance
Parametric Structured Commodity Strategy Fund

June 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 – June 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	(1/1/12)	(6/30/12)	(1/1/12 – 6/30/12)	Ratio

Actual*
Class A	$1,000.00	$946.70	$4.84 ***	1.00%
Class I	$1,000.00	$969.90	$3.67 ***	0.75%

*	Class A had not commenced operations on January 1, 2012. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period); 180/366 for Class A (to reflect the period from commencement of operations on January 3, 2012 to June 30, 2012). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2011 (January 3, 2012 for Class A).

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	(1/1/12)	(6/30/12)	(1/1/12 – 6/30/12)	Ratio

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$5.02 ***	1.00%
Class I	$1,000.00	$1,021.10	$3.77 ***	0.75%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2011 (January 3, 2012 for Class A).

***	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance
Parametric Structured Commodity Strategy Fund

June 30, 2012

Consolidated Portfolio of Investments (Unaudited)

Exchange-Traded Notes (ETN) — 2.0%

Security	Units	Value

iPath Dow Jones-UBS Commodity Index Total Return ETN (Barclays Bank PLC), 0%, 6/12/36(1)	28,535	$1,146,536

Total Exchange-Traded Notes
(identified cost $1,099,156)		$1,146,536

Short-Term Investments — 90.0%

U.S. Treasury Obligations — 69.7%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 8/23/12(2)	$9,450	$9,449,424
U.S. Treasury Bill, 0.00%, 11/15/12(2)	1,200	1,199,479
U.S. Treasury Bill, 0.00%, 12/13/12(2)	4,000	3,997,404
U.S. Treasury Bill, 0.00%, 1/10/13(2)	17,000	16,986,858
U.S. Treasury Bill, 0.00%, 2/7/13(2)	6,500	6,493,747
U.S. Treasury Bill, 0.00%, 5/2/13	1,500	1,497,660

Total U.S. Treasury Obligations
(identified cost $39,629,169)		$39,624,572

Other — 20.3%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	$11,513	$11,512,816

Total Other
(identified cost $11,512,816)		$11,512,816

Total Short-Term Investments
(identified cost $51,141,985)		$51,137,388

Total Investments — 92.0%
(identified cost $52,241,141)		$52,283,924

Other Assets, Less Liabilities — 8.0%		$4,517,974

Net Assets — 100.0%		$56,801,898

The percentage shown for each investment category in the Consolidated
Portfolio of Investments is based on net assets.

(1)	Security does not guarantee any return of principal at maturity, upon redemption or otherwise, and does not pay any interest during its term. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee. Security is also subject to credit risk of the indicated issuer.

(2)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2012.

See Notes to Consolidated Financial Statements.
5

Eaton Vance
Parametric Structured Commodity Strategy Fund

June 30, 2012

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Unaffiliated investments, at value (identified cost, $40,728,325)	$40,771,108
Affiliated investment, at value (identified cost, $11,512,816)	11,512,816
Interest receivable from affiliated investment	839
Receivable for Fund shares sold	4,294,638
Receivable for open swap contracts	1,422,567
Receivable for closed swap contracts	421,136
Receivable from affiliates	18,351

Total assets	$58,441,455

Liabilities

Payable for investments purchased	$836,689
Payable for open swap contracts	133,122
Payable for closed swap contracts	583,152
Payable to affiliates:
Investment adviser and administration fee	24,390
Distribution and service fees	26
Trustees’ fees	428
Accrued expenses	61,750

Total liabilities	$1,639,557

Net Assets	$56,801,898

Sources of Net Assets

Paid-in capital	$58,880,935
Accumulated net realized loss	(3,257,035)
Accumulated net investment loss	(154,230)
Net unrealized appreciation	1,332,228

Total	$56,801,898

Class A Shares

Net Assets	$122,474
Shares Outstanding	14,707
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.33
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$8.75

Class I Shares

Net Assets	$56,679,424
Shares Outstanding	6,798,833
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.34

On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Consolidated Financial Statements.
6

Eaton Vance
Parametric Structured Commodity Strategy Fund

June 30, 2012

Consolidated Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Interest	$19,355
Interest allocated from affiliated investment	5,536
Expenses allocated from affiliated investment	(891)

Total investment income	$24,000

Expenses

Investment adviser and administration fee	$142,669
Distribution and service fees
Class A	61
Trustees’ fees and expenses	1,077
Custodian fee	84,673
Transfer and dividend disbursing agent fees	4,245
Legal and accounting services	45,681
Printing and postage	8,158
Registration fees	24,702
Miscellaneous	1,682

Total expenses	$312,948

Deduct —
Allocation of expenses to affiliates	$134,852

Total expense reductions	$134,852

Net expenses	$178,096

Net investment loss	$(154,096)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(90,314)
Investment transactions allocated from affiliated investment	40
Swap contracts	(3,110,836)

Net realized loss	$(3,201,110)

Change in unrealized appreciation (depreciation) —
Investments	$43,237
Swap contracts	1,103,766

Net change in unrealized appreciation (depreciation)	$1,147,003

Net realized and unrealized loss	$(2,054,107)

Net decrease in net assets from operations	$(2,208,203)

See Notes to Consolidated Financial Statements.
7

Eaton Vance
Parametric Structured Commodity Strategy Fund

June 30, 2012

Consolidated Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2012	Period Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2011(1)

From operations —
Net investment loss	$(154,096)	$(73,371)
Net realized loss from investment transactions and swap contracts	(3,201,110)	(3,348,553)
Net change in unrealized appreciation (depreciation) from investments and swap contracts	1,147,003	185,225

Net decrease in net assets from operations	$(2,208,203)	$(3,236,699)

Distributions to shareholders —
From net investment income
Class I	$—	$(69,799)
From net realized gain
Class A	(2)	—
Class I	(6,659)	—

Total distributions to shareholders	$(6,661)	$(69,799)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$127,187	$—
Class I	32,674,417	34,461,472
Net asset value of shares issued to shareholders in payment of distributions declared
Class I	5,677	46,540
Cost of shares redeemed
Class A	(184)	—
Class I	(3,491,380)	(1,500,469)

Net increase in net assets from Fund share transactions	$29,315,717	$33,007,543

Net increase in net assets	$27,100,853	$29,701,045

Net Assets

At beginning of period	$29,701,045	$—

At end of period	$56,801,898	$29,701,045

Accumulated net investment loss

At end of period	$(154,230)	$(134)

(1)	For the period from the start of business, May 25, 2011, to December 31, 2011.

See Notes to Consolidated Financial Statements.
8

Eaton Vance
Parametric Structured Commodity Strategy Fund

June 30, 2012

Consolidated Financial Highlights

	Class A

	Period Ended
	June 30, 2012
	(Unaudited)(1)

Net asset value — Beginning of period	$8.800

Income (Loss) From Operations

Net investment loss(2)	$(0.037)
Net realized and unrealized loss	(0.432)

Total loss from operations	$(0.469)

Less Distributions

From net realized gain	$(0.001)

Total distributions	$(0.001)

Net asset value — End of period	$8.330

Total Return(3)	(5.33	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$122
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.00	%(6)
Net investment loss	(0.89	)%(6)
Portfolio Turnover	2,740	%(4)(7)(8)

(1)	For the period from the commencement of operations, January 3, 2012, to June 30, 2012.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.57% of average daily net assets for the period ended June 30, 2012).
(6)	Annualized.
(7)	For the six months ended June 30, 2012.
(8)	Excluding the Fund’s investment in exchange-traded notes, which are used as temporary cash investments but offer commodity exposure, the portfolio turnover would be 0%.

See Notes to Consolidated Financial Statements.
9

Eaton Vance
Parametric Structured Commodity Strategy Fund

June 30, 2012

Consolidated Financial Highlights — continued

	Class I

	Six Months Ended
	June 30, 2012		Period Ended
	(Unaudited)		December 31, 2011(1)

Net asset value — Beginning of period	$8.600		$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.028)		$(0.038)
Net realized and unrealized loss	(0.231)		(1.339)

Total loss from operations	$(0.259)		$(1.377)

Less Distributions

From net investment income	$—		$(0.023)
From net realized gain	(0.001)		—

Total distributions	$(0.001)		$(0.023)

Net asset value — End of period	$8.340		$8.600

Total Return(3)	(3.01	)%(4)	(13.77	)%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$56,679		$29,701
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.75	%(8)	0.75	%(8)
Net investment loss	(0.65	)%(8)	(0.67	)%(8)
Portfolio Turnover	2,740	%(4)(9)	1,732	%(4)(9)

(1)	For the period from the start of business, May 25, 2011, to December 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	During the period ended December 31, 2011, the Fund received a payment made by an affiliate for a trading error which amounted to $0.024 per share. Had the Fund not received this payment, total return would have been lower by 0.20%.
(6)	The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.57% and 1.90% of average daily net assets for the six months ended June 30, 2012 and the period ended December 31, 2011, respectively).
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	Excluding the Fund’s investment in exchange-traded notes, which are used as temporary cash investments but offer commodity exposure, the portfolio turnover would be 0%.

See Notes to Consolidated Financial Statements.
10

Eaton Vance
Parametric Structured Commodity Strategy Fund

June 30, 2012

Notes to Consolidated Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Parametric Structured Commodity Strategy Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at June 30, 2012 were $12,049,441 or 21.2% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Exchange-traded notes are valued at the last sale price on the primary market or exchange on which they are traded on the day of valuation. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

As of June 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

11

Eaton Vance
Parametric Structured Commodity Strategy Fund

June 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

G Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

J Interim Consolidated Financial Statements — The interim consolidated financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are recorded separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and the Subsidiary. Pursuant to the investment advisory and administrative agreement between the Trust and EVM and the investment advisory agreement between the Subsidiary and EVM, the Fund and Subsidiary pay EVM an aggregate fee at an annual rate of 0.60% of the Fund’s consolidated average daily net assets up to $500 million and at reduced rates on consolidated net assets of $500 million and over, and is payable monthly. For the six months ended June 30, 2012, the investment adviser and administration fee amounted to $142,669 or 0.60% (annualized) of the Fund’s consolidated average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. EVM and Parametric have agreed to reimburse the Fund’s expenses, including expenses of the Subsidiary, to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.00% and 0.75% of the Fund’s consolidated average daily net assets of Class A and Class I, respectively. This agreement may be changed or terminated at any time after April 30, 2013. Pursuant to this agreement, EVM and Parametric were allocated $134,852 in total of the Fund’s operating expenses for the six months ended June 30, 2012.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2012, EVM earned $149 in sub-transfer agent fees. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Class A (see Note 4).

12

Eaton Vance
Parametric Structured Commodity Strategy Fund

June 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Except for Trustees of the Fund who are not members of EVM’s or Parametric’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4 Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2012 amounted to $61 for Class A shares.

5 Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2012, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $14,456,096 and $14,434,307, respectively, for the six months ended June 30, 2012.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

		Period Ended
		June 30, 2012
Class A		(Unaudited)(1)

Sales		14,727
Redemptions		(20)

Net increase		14,707

	Six Months Ended
	June 30, 2012	Period Ended
Class I	(Unaudited)	December 31, 2011(2)

Sales	3,742,569	3,618,492
Issued to shareholders electing to receive payments of distributions in Fund shares	618	5,437
Redemptions	(397,064)	(171,219)

Net increase	3,346,123	3,452,710

(1)	Class A commenced operations on January 3, 2012.
(2)	For the period from the start of business, May 25, 2011, to December 31, 2011.

At June 30, 2012, an affiliate of EVM owned 12% of the value of the outstanding shares of the Fund.

13

Eaton Vance
Parametric Structured Commodity Strategy Fund

June 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Subsidiary, at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$52,296,835

Gross unrealized appreciation	$48,161
Gross unrealized depreciation	(61,072)

Net unrealized depreciation	$(12,911)

9 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at June 30, 2012 is as follows:

Total Return Swaps
		Fund
		Pays/Receives					Net
		Return on		Fund			Unrealized
	Notional	Reference		Pays/Receives		Expiration	Appreciation
Counterparty	Amount	Index	Reference Index	Rate	Rate	Date	(Depreciation)

Barclays Bank PLC	$257,656	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.19%	7/30/12	$23,980
Barclays Bank PLC	1,199,564	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.19	7/30/12	39,068
Barclays Bank PLC	298,786	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.19	7/30/12	21,102
Barclays Bank PLC	1,271,727	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.19	7/30/12	81,688
Barclays Bank PLC	1,168,442	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.20	7/30/12	42,142
Barclays Bank PLC	1,307,767	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.20	7/30/12	53,163
Barclays Bank PLC	1,317,229	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.20	7/30/12	45,729
Barclays Bank PLC	611,532	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.20	7/30/12	28,921
Barclays Bank PLC	579,870	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.20	7/30/12	18,409
Barclays Bank PLC	613,216	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.20	7/30/12	30,800
Barclays Bank PLC	638,306	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.20	7/30/12	30,038
Barclays Bank PLC	326,820	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.21	7/30/12	14,839
Barclays Bank PLC	334,135	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.25	7/30/12	9,133
Barclays Bank PLC	236,232	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.25	7/30/12	11,078
Barclays Bank PLC	834,814	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.25	7/30/12	2,982
Barclays Bank PLC	262,480	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.25	7/30/12	6,867
Barclays Bank PLC	331,698	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.25	7/30/12	3,938
Barclays Bank PLC	658,780	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.25	7/30/12	5,863
Barclays Bank PLC	882,028	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.25	7/30/12	15,221
Barclays Bank PLC	648,592	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.25	7/30/12	15,151
Barclays Bank PLC	807,310	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.25	7/30/12	12,158
Barclays Bank PLC	1,317,484	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.30	7/30/12	26,471
Barclays Bank PLC	691,585	Receives	Excess Return on DJUBS 3 Month Forward Soybean Oil Index	Pays	0.35	7/30/12	18,028
Merrill Lynch International	250,000	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.23	7/18/12	—
Merrill Lynch International	2,739,000	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.23	7/18/12	6,279

14

Eaton Vance
Parametric Structured Commodity Strategy Fund

June 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps (continued)
		Fund
		Pays/Receives					Net
		Return on		Fund			Unrealized
	Notional	Reference		Pays/Receives		Expiration	Appreciation
Counterparty	Amount	Index	Reference Index	Rate	Rate	Date	(Depreciation)

Merrill Lynch International	$665,000	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.23%	7/18/12	$32,871
Merrill Lynch International	2,614,000	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.23	7/18/12	49,437
Merrill Lynch International	690,000	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.23	7/18/12	29,712
Merrill Lynch International	275,000	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.23	7/18/12	—
Merrill Lynch International	2,722,000	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.23	7/18/12	18,575
Merrill Lynch International	2,570,000	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.23	7/18/12	(18,266)
Merrill Lynch International	250,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.23	7/18/12	—
Merrill Lynch International	1,321,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.23	7/18/12	(16,233)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.23	7/18/12	—
Merrill Lynch International	1,369,000	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.23	7/18/12	(37,741)
Merrill Lynch International	250,000	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.23	7/18/12	—
Merrill Lynch International	1,317,000	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.23	7/18/12	(39,021)
Merrill Lynch International	245,000	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.23	7/18/12	—
Merrill Lynch International	2,631,000	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.23	7/18/12	118,514
Merrill Lynch International	1,304,000	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.23	7/18/12	8,463
Merrill Lynch International	641,000	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.23	7/18/12	(8,364)
Merrill Lynch International	656,000	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.28	7/18/12	36,842
Merrill Lynch International	759,000	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.28	7/18/12	91,072
Merrill Lynch International	1,220,000	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.28	7/18/12	128,061
Merrill Lynch International	708,000	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.28	7/18/12	(13,497)
Merrill Lynch International	658,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.28	7/18/12	11,240
Merrill Lynch International	1,325,000	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.28	7/18/12	33,470
Merrill Lynch International	1,095,000	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.28	7/18/12	25,212
Merrill Lynch International	250,000	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.28	7/18/12	—
Merrill Lynch International	1,323,000	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.28	7/18/12	2,411
Merrill Lynch International	1,250,000	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.28	7/18/12	135,780
Merrill Lynch International	1,294,000	Receives	Excess Return on DJUBS 3 Month Forward Soybean Oil Index	Pays	0.33	7/18/12	35,181
Merrill Lynch International	2,669,000	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.38	7/18/12	102,678

							$1,289,445

At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including total return swaps based on a commodity index, and commodity exchange-traded notes that provide exposure to the investment returns of the commodities market, without investing directly in physical commodities.

The Fund enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which may trigger a payment by the Fund for those derivatives in a liability position. At June 30, 2012, the fair value of derivatives with credit-related contingent features in a net liability position was $133,122. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $4,147,256 at June 30, 2012.

The non-exchange traded derivatives in which the Fund invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At June 30, 2012, the maximum amount of loss the Fund would incur due to counterparty risk was $1,843,703, with the highest amount from any one counterparty being $977,905. To mitigate this risk, the Fund (and Subsidiary) has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of

15

Eaton Vance
Parametric Structured Commodity Strategy Fund

June 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

them for derivative transactions under the agreement into a single net amount payable by either the Fund (and Subsidiary) or the counterparty. At June 30, 2012, the maximum amount of loss the Fund would incur due to counterparty risk would be reduced by approximately $716,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered fund may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered fund.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is commodity risk at June 30, 2012 was as follows:

	Fair Value
	Asset Derivative		Liability Derivative

Swap Contracts	$1,422,567	(1)	$133,122	(2)

(1)	Consolidated Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized appreciation.
(2)	Consolidated Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations and whose primary underlying risk exposure is commodity risk for the six months ended June 30, 2012 was as follows:

	Realized Gain (Loss)		Change in Unrealized
	on Derivatives Recognized		Appreciation (Depreciation) on
	in Income		Derivatives Recognized in Income

Swap Contracts	$(3,110,836	)(1)	$1,103,766 (2)

(1)	Consolidated Statement of Operations location: Net realized gain (loss) – Swap contracts.
(2)	Consolidated Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of swap contracts outstanding during the six months ended June 30, 2012, which is indicative of the volume of this derivative type, was approximately $46,306,000.

10 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2012.

11 Risks Associated with Commodities

The commodities which underlie commodity-linked derivatives in which the Fund invests may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

12 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

16

Eaton Vance
Parametric Structured Commodity Strategy Fund

June 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Exchange-Traded Notes	$1,146,536	$—	$—	$1,146,536
Short-Term Investments —
U.S. Treasury Obligations	—	39,624,572	—	39,624,572
Other	—	11,512,816	—	11,512,816

Total Investments	$1,146,536	$51,137,388	$—	$52,283,924

Swap Contracts	$—	$1,422,567	$—	$1,422,567

Total	$1,146,536	$52,559,955	$—	$53,706,491

Liability Description

Swap Contracts	$—	$(133,122)	$—	$(133,122)

Total	$—	$(133,122)	$—	$(133,122)

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

17

Eaton Vance
Parametric Structured Commodity Strategy Fund

June 30, 2012

Officers and Trustees

Officers of Eaton Vance Parametric Structured Commodity Strategy Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Parametric Structured Commodity Strategy Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

18

Eaton Vance
Parametric Structured Commodity Strategy Fund

June 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

19

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser
Parametric Portfolio Associates LLC
1918 Eighth Avenue, Suite 3100
Seattle, WA 98101

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5255-8/12	PPASCSSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President
Date: August 15, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer
Date: August 15, 2012

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President
Date: August 15, 2012